   As filed with the Securities and Exchange Commission on April 9, 2004



                                                        File Nos. 333-67685
                                                                  811-07727



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]



                        Post-Effective Amendment No. 13                      [X]

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]


                                Amendment No. 17

                       (Check appropriate box or boxes)                     [X]


                         VARIABLE ANNUITY ACCOUNT FIVE

                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485;


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485;

[ ] on                pursuant to paragraph (a) of Rule 485.

                         VARIABLE ANNUITY ACCOUNT FIVE

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Variable Annuity;
                                                          Purchasing the
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing the Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Variable Annuity (P);
                                                    Separate Account; General
                                                    Account; Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing the
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
                         SEASONS SELECT VARIABLE ANNUITY
                         PROSPECTUS DATED JULY 29, 2003
--------------------------------------------------------------------------------

               THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS.

THE DATE OF THE PROSPECTUS HAS BEEN CHANGED TO MAY 3, 2004.

ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO MAY 3, 2004.

THE FOLLOWING REPLACES THE SECTION ENTITLED "TRANSFERS DURING THE ACCUMULATION PHASE" OF THE PROSPECTUS:

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $500 per transfer. If less than $500 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.

In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:

    -   the number of transfers made in a defined period;

    -   the dollar amount of the transfer;

    -   the total assets of the Variable Portfolio involved in the transfer;

    - the investment objectives of the particular Variable Portfolios involved in your transfers; and/or

    - whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 15 free transfers per contract year.

All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests that are required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

For information regarding transfers during the Income Phase, see INCOME OPTIONS below.

We reserve the right to modify, suspend, waive or terminate this transfer provision at any time.



Date: May 3, 2004


                Please keep this Supplement with your Prospectus.
                                   Page 2 of 2

                            Seasons Select Prospectus
                              Dated: July 29, 2003


Incorporated herein by reference to Post-Effective Amendment No. 12 under Securities Act of 1933 (the 1933 Act) and Amendment No. 16 under the Investment Company Act of 1940 (the 1940 Act) to Registration Statement file No. 333-67685 and 811-07727 filed on Form N-4 on July 18, 2003, accession number 0000950148-03-001773.

                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE
           (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 3, 2004, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


     THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 3, 2004.

TABLE OF CONTENTS


Separate Account............................................    3

General Account.............................................    3

Performance Data............................................    4

Annuity Payments............................................    7

Annuity Unit Values.........................................    7

Taxes.......................................................   10

Distribution of Contracts...................................   14

Financial Statements........................................   14

SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by AIG SunAmerica Life Assurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or
DCA fixed
account options of various available periods offered in connection with the General Account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES as well as for any Cash Management Portfolio. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO




Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                     Base Period Return = (EV-SV-CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and the general account so that each SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S and/or STRATEGY's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

OTHER PORTFOLIOS

The Portfolios of the separate account compute their performance data as "total return."

TOTAL RETURN FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                       1/[(1.035) /\ (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------


General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.


DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five at April 30, 2003, and for each of the two years in the period ended April 30, 2003, are contained herein.




PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Report of Independent Auditors


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.


PricewaterhouseCoopers LLP
Los Angeles, California
March 29, 2004

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                DECEMBER 31,     DECEMBER 31,
                                                                   2003            2002
                                                                -----------      -----------
                                                                       (IN THOUSANDS)
ASSETS

Investments and cash:
  Cash and short-term investments                               $    85,188      $    65,872
  Bonds, notes and redeemable preferred stocks available
    for sale, at market value (amortized cost: December
    31, 2003, $5,351,183; December 31, 2002, $5,492,677)          5,505,800        5,528,569
  Mortgage loans                                                    716,846          738,601
  Policy loans                                                      200,232          215,846
  Separate account seed money                                        17,815           25,366
  Common stocks available for sale, at market value (cost:
    December 31, 2003, $635; December 31, 2002, $4,111)                 727            2,609
  Real estate                                                        22,166           22,315
  Securities lending collateral                                     514,145          585,760
  Other invested assets                                              10,453            8,766
                                                                -----------      -----------
  Total investments and cash                                      7,073,372        7,193,704

Variable annuity assets held in separate accounts                19,178,796       14,758,642
Accrued investment income                                            74,647           75,326
Deferred acquisition costs                                        1,424,317        1,364,748
Income taxes currently receivable from Parent                          --            100,123
Due from affiliates                                                    --             26,304
Goodwill                                                              4,603            4,603
Other assets                                                         26,116           15,382
                                                                -----------      -----------
TOTAL ASSETS                                                    $27,781,851      $23,538,832
                                                                ===========      ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                      DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                      -----------     ------------
                                                          (IN THOUSANDS)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:

  Reserves for fixed annuity contracts                $ 4,274,329      $ 4,285,098
  Reserves for universal life insurance
    contracts                                           1,609,233        1,676,073
  Reserves for guaranteed investment contracts            218,032          359,561
  Securities lending payable                              514,145          585,760
  Income taxes currently payable to Parent                    394             --
  Modified coinsurance deposit liability                    4,738           31,393
  Due to affiliates                                        11,448             --
  Payable to brokers                                        1,140            8,529
  Other liabilities                                       224,780          160,265
                                                      -----------      -----------
Total reserves, payables and accrued liabilities        6,858,239        7,106,679
                                                      -----------      -----------
Variable annuity liabilities related to
  separate accounts                                    19,178,796       14,758,642
                                                      -----------      -----------
Deferred income taxes                                     281,399          351,872
                                                      -----------      -----------
Total liabilities                                      26,318,434       22,217,193
                                                      -----------      -----------
Shareholder's equity:
  Common stock                                              3,511            3,511
  Additional paid-in capital                            1,125,753        1,125,753
  Retained earnings                                       261,543          175,871
  Accumulated other comprehensive income                   72,610           16,504
                                                      -----------      -----------
  Total shareholder's equity                            1,463,417        1,321,639
                                                      -----------      -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $27,781,851      $23,538,832
                                                      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                YEARS ENDED DECEMBER 31,
                                                            ---------------------------------
                                                               2003        2002         2001
                                                            ----------   ---------   ---------
                                                                     (IN THOUSANDS)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance        $290,132    $295,509    $348,883
    Net retained commissions                                      --          --      47,572
    Asset management fees                                         --          --      63,529
    Universal life insurance fees, net of reinsurance         35,816      36,253      36,475
    Surrender charges                                         27,733      32,507      24,911
    Other fees, net                                               --       3,305      14,551
                                                          ----------   ---------   ---------
      Total fee income                                       353,681     367,574     535,921
Investment income                                            398,304     377,556     374,268
Net realized investment losses                               (30,354)    (65,811)    (92,711)
                                                          ----------   ---------   ---------
Total revenues                                               721,631     679,319     817,478
                                                          ----------   ---------   ---------
BENEFITS AND EXPENSES:
Interest expense:
  Fixed annuity contracts                                    153,636     142,973     133,647
  Universal life insurance contracts                          76,415      80,021      81,773
  Guaranteed investment contracts                              7,534      11,267      25,079
  Sub notes payable to affiliates                                 --          --       4,475
                                                          ----------   ---------   ---------
Total interest expense                                       237,585     234,261     244,974
General and administrative expenses                           83,013      79,287     136,942
Amortization of deferred acquisition costs                   156,906     187,860     220,316
Annual commissions                                            55,661      58,389      58,278
Claims on universal life contracts, net of
  reinsurance recoveries                                      17,766      15,716      17,566
Guaranteed minimum death benefits, net of
  reinsurance recoveries                                      63,268      67,492      17,839
                                                          ----------   ---------   ---------
Total benefits and expenses                                  614,199     643,005     695,915
                                                          ----------   ---------   ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING
  CHANGE                                                     107,432      36,314     121,563
Income tax expense                                            21,760       2,063      20,852
                                                          ----------   ---------   ---------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE          85,672      34,251     100,711
Cumulative effect of accounting change, net of tax                --          --     (10,342)
                                                          ----------   ---------   ---------
NET INCOME                                                $   85,672   $  34,251   $  90,369
                                                          ----------   ---------   ---------

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                               -----------------------------------------
                                                  2003          2002             2001
                                               ---------      ---------       ----------
                                                           (IN THOUSANDS)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on fixed
    maturity and equity securities
    available for sale identified in the
    current period less related
    amortization of deferred acquisition
    costs                                      $  67,125       $  20,358      $  (10,418)

  Less reclassification adjustment for
    net realized losses included in net
    income                                        19,194          52,285          64,062

  Cumulative effect of accounting change,
    net of tax                                      --              --             1,389

  Change related to cash flow hedges                --            (2,218)             81

  Income tax expense                             (30,213)        (24,649)        (18,804)
                                               ---------       ---------      ----------
OTHER COMPREHENSIVE INCOME                        56,106          45,776          36,310
                                               ---------       ---------      ----------
COMPREHENSIVE INCOME                           $ 141,778       $  80,027      $  126,679
                                               =========       =========      ==========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                            YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------
                                                    2003               2002            2001
                                                ------------      -------------   ------------
                                                                  (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                     $    85,672          $ 34,251        $  90,369
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
  Cumulative effect of accounting
    change, net of tax                                --                --              10,342
  Interest credited to:
    Fixed annuity contracts                        153,636           142,973           133,647
    Universal life insurance contracts              76,415            80,021            81,773
    Guaranteed investment contracts                  7,534            11,267            25,079
  Net realized investment losses                    30,354            65,811            92,711
  Amortization of premium (discount) on
    securities                                         590            (2,721)           (6,284)
  Amortization of goodwill                            --                --               1,452
  Amortization of deferred acquisition
    costs                                          156,906           187,860           220,316
  Acquisition costs deferred                      (250,475)         (256,538)         (359,158)
  Provision for deferred income taxes             (100,685)          128,748           126,010
  Change in:
    Accrued investment income                          679           (10,099)           (7,717)
    Separate account seed money                     (7,375)            3,932            10,838
    Other assets                                   (10,734)            2,433            15,042
    Income taxes currently payable to/
      receivable from Parent                       100,517           (50,471)              106
    Due from/to affiliates                         (26,248)           16,153           (68,844)
    Other liabilities                               46,987             5,167             9,697
  Other, net                                        17,124            17,475            21,216
                                               -----------        ----------         ----------
NET CASH PROVIDED BY OPERATING ACTIVITIES          280,897           376,262           396,595
                                               -----------        ----------         ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred
    stocks                                      (2,078,310)       (2,403,362)       (2,178,830)
  Mortgage loans                                   (44,247)         (128,764)          (70,295)
  Other investments, excluding
    short-term investments                         (20,266)          (65,184)          (27,413)
Sales of:
  Bonds, notes and redeemable preferred
    stocks                                       1,190,299           849,022         1,087,090
  Common stock                                       3,920               195               164
  Other investments, excluding
    short-term investments                           8,915               630             3,363
Redemptions and maturities of:
  Bonds, notes and redeemable preferred
    stocks                                         994,014           615,798           549,638
  Mortgage loans                                    67,506            82,825            63,960
  Other investments, excluding
    short-term investments                          72,970           114,347            78,555
                                               -----------        ----------         ----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                   $   194,801        $ (934,493)        $ (493,768)
                                               -----------        ----------         ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------
                                                     2003             2002              2001
                                                ------------     -------------     -----------
                                                                 (IN THOUSANDS)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                      $ 1,553,030       $ 1,731,597       $ 2,280,498
  Universal life insurance contracts                45,657            49,402            52,469
  Guaranteed investment contracts                     --                --              40,000
Net exchanges from the fixed accounts of
  variable annuity contracts                    (1,148,030)         (503,221)       (1,368,527)
Withdrawal payments on:
  Fixed annuity contracts                         (464,332)         (529,466)         (315,794)
  Universal life insurance contracts               (61,039)          (68,444)          (55,361)
  Guaranteed investment contracts                 (148,719)         (135,084)         (191,919)
Claims and annuity payments on:
  Fixed annuity contracts                         (109,412)          (98,570)          (52,685)
  Universal life insurance contracts              (111,380)         (100,995)         (146,998)
Net receipts from (repayments of) other
  short-term financings                             14,498            (8,025)           15,920
Net payment related to a modified
  coinsurance transaction                          (26,655)          (30,282)          (35,972)
Capital contribution received from Parent             --             200,000              --
Dividends paid to Parent                              --                --             (94,095)
Net cash and short-term investments
  transferred to the Parent in
  distribution of Saamsun Holdings Corp.              --             (82,873)             --
                                               -----------       -----------       -----------
NET CASH (USED IN) PROVIDED BY FINANCING
  ACTIVITIES                                      (456,382)          424,039           127,536
                                               -----------       -----------       -----------
NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                            19,316          (134,192)           30,363
CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                               65,872           200,064           169,701
                                               -----------       -----------       -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF
  PERIOD                                       $    85,188       $    65,872       $   200,064
                                               ===========       ===========       ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness                  $      --         $      --         $       780
                                               ===========       ===========       ===========
Net income taxes paid to (refunded by)
  Parent                                       $    21,928       $   (76,214)      $  (120,504)
                                               ===========       ===========       ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS")(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs").

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 10). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1. NATURE OF OPERATIONS (Continued)

      of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("GAAP"). Certain prior period amounts have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits. Limited partnerships are carried at equity or cost depending on the equity ownership position. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity policy values. At December 31, 2003, the notional amount was $226.4 million. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholders' equity.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2003, the premiums in force subject to guarantee totaled approximately $652,647,000.

      Under SFAS 133, the GMAV benefit is considered an embedded derivative that should be bifurcated and marked to market. Changes in the market value of the estimated GMAV benefit are recorded through investment income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges, and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $250,475,000, $256,538,000 and $359,158,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

      As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $43,000,000 at December 31, 2003 and $9,000,000 at December 31, 2002, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities, fixed options of variable annuities and universal life contracts) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised. At December 31, 2003, DAC amortization was adjusted for a DAC unlocking that resulted in a reduction of $18.0 million.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Annuity Fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) at both December 31, 2003 and 2002. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2003, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 5 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: On January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated statement of income and comprehensive income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of an accounting change. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2003, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The adoption of FIN 45 did not have a significant impact on the Company's results of operations or financial condition.

      In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP-03-1"). FASB did not object to the issuance of SOP 03-1. This statement is effective for the Company as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

      In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits, guaranteed minimum income benefits and enhanced earnings benefits and modify certain disclosures and financial statement presentations for these products. The Company's estimate of this liability, including the impact on DAC, will result in a one-time cumulative accounting charge upon adoption of approximately $52 million ($79 million pre-tax) to be recorded in the first quarter of 2004.

3. INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                AMORTIZED       ESTIMATED
                                                   COST         FAIR VALUE
                                                ----------      ----------
                                                     (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government      $   22,393      $   24,292
Mortgage-backed securities                       1,148,452       1,191,817
Securities of public utilities                     352,998         365,150
Corporate bonds and notes                        2,590,254       2,697,142
Redeemable preferred stocks                         21,515          22,175
                                                 ---------       ---------
Other debt securities                            1,215,571       1,205,224
                                                 =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

                                                      AMORTIZED     ESTIMATED
                                                        COST        FAIR VALUE
                                                    -----------    ------------
                                                           (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government          $    32,531    $    32,820
Mortgage-backed securities                            1,476,100      1,547,568
Securities of public utilities                          311,951        311,604
Corporate bonds and notes                             2,757,880      2,776,021
Redeemable preferred stocks                              21,515         21,575
Other debt securities                                   892,700        838,981
                                                    -----------    -----------
  Total                                             $ 5,492,677    $ 5,528,569
                                                    ===========    ===========

 The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2003, follow:

                                           AMORTIZED      ESTIMATED
                                             COST        FAIR VALUE
                                           ----------    ----------
                                                (IN THOUSANDS)
Due in one year or less                   $   164,842   $   167,073
Due after one year through five years       2,050,327     2,119,273
Due after five years through ten years      1,485,944     1,522,642
Due after ten years                           501,618       504,995
Mortgage-backed securities                  1,148,452     1,191,817
                                            ---------     ---------
  Total                                   $ 5,351,183   $ 5,505,800
                                           =========     =========

Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                         GROSS        GROSS
                                                       UNREALIZED   UNREALIZED
                                                         GAINS       LOSSES
                                                       ---------    ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government             $   1,898    $      --
Mortgage-backed securities                                46,346       (2,980)
Securities of public utilities                            13,467       (1,315)
Corporate bonds and notes                                127,996      (21,108)
Redeemable preferred stocks                                  660           --
Other debt securities                                     24,366      (34,713)
                                                       ---------    ---------
  Total                                                $ 214,733    $ (60,116)
                                                       =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

 3. INVESTMENTS (Continued)

                                                        GROSS        GROSS
                                                      UNREALIZED   UNREALIZED
                                                        GAINS        LOSSES
                                                      ----------   ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government            $    1,174   $     (885)
Mortgage-backed securities                                72,364         (896)
Securities of public utilities                            11,514      (11,861)
Corporate bonds and notes                                109,067      (90,926)
Redeemable preferred stocks                                   60           --
Other debt securities                                     10,797      (64,516)
                                                      ----------   ----------
  Total                                               $  204,976   $ (169,084)
                                                      ==========   ==========

Gross unrealized gains on equity securities aggregated $112,000 at December 31, 2003 and $76,000 at December 31, 2002. Gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003 and $1,578,000 at December 31, 2002.

The following table summarizes the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003.

                                    LESS THAN 12 MONTHS              12 MONTHS OR MORE                  TOTAL
                                -------------------------------    -------------------------  ---------------------------
(IN THOUSANDS)                  MARKET       UNREALIZED            MARKET  UNREALIZED            MARKET   UNREALIZED
DECEMBER 31, 2003               VALUE          LOSSES     ITEMS    VALUE    LOSSES     ITEMS     VALUE     LOSSES   ITEMS
-----------------              --------        -------    -----    -----    ------     -----     -----     ------   -----
Mortgage-backed securities     $180,559        $ 2,882     49     $13,080   $   98       6     $193,639   $ 2,980     55
Securities of public
   utilities                     67,626          1,315      8          --       --               67,626     1,315      8
Corporate bonds & notes         276,373         17,086     54      30,383    4,022       5      306,756    21,108     59
Other debt securities           302,230         33,951     54      41,523      762       5      343,753    34,713     59
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total -- Debt securities        826,788         55,234    165      84,986    4,882      16      911,774    60,116    181
Equity securities                   366             20      1         250       --       1          616        20      2
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total                          $827,154        $55,254    166     $85,236   $4,882      17     $912,390   $60,136    183
                               ========        =======    ===     =======   ======      ==     ========   =======    ===

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Gross realized investment gains and losses on sales of investments are as follows:

                                       YEARS ENDED DECEMBER 31,
                                   ---------------------------------
                                      2003       2002         2001
                                   ---------   ---------   ----------
                                            (In thousands)
BONDS, NOTES AND REDEEMABLE
PREFERRED STOCKS:
  Realized gains                   $ 28,691   $ 24,681    $  34,026
  Realized losses                    (9,612)   (32,532)     (25,258)
COMMON STOCKS:
  Realized gains                        561         --          164
  Realized losses                      (117)      (169)          --
OTHER INVESTMENTS:
  Realized gains                         --         --           --
  Realized losses                        --         --         (685)


   The sources and related amounts of investment income (losses) are as follows:

                                       YEARS ENDED DECEMBER 31,
                                    --------------------------------
                                    2003          2002         2001
                                  ---------   ---------   ----------
                                             (IN THOUSANDS)
Short-term investments            $     794   $   3,879   $    8,422
Bonds, notes and redeemable
  preferred stocks                  321,493     305,480      285,668
Mortgage loans                       53,951      55,417       58,262
Partnerships                         (3,890)      1,281       13,905
Policy loans                         15,925      18,796       18,218
Common stocks                            --          --            2
Real estate                            (331)       (276)        (272)
Other invested assets                12,670      (4,664)      (4,975)
Less: investment expenses            (2,308)     (2,357)      (4,962)
                                  ---------   ---------   ----------
Total investment income           $ 398,304   $ 377,556   $  374,268
                                  =========   =========   ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Investment income was attributable to the following products:

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                2003        2002        2001
                                              ---------   ---------   ---------
                                                       (IN THOUSANDS)
Fixed annuities                               $  37,762   $  41,856   $  51,208
Variable annuities                              239,863     201,766     164,422
Guaranteed investment contracts                  20,660      28,056      36,073
Universal life insurance contracts              100,019     105,878     122,565
                                              ---------   ---------   ---------
Total                                         $ 398,304   $ 377,556   $ 374,268
                                              =========   =========   =========

At December 31, 2003, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

At December 31, 2003, bonds, notes and redeemable preferred stocks included $339,119,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 21% of these assets concentrated in financial institutions, 17% of these assets concentrated in utilities, 15% of these assets concentrated in telecommunications, 11% of these assets concentrated in transportation and 10% of these assets concentrated in noncyclical consumer products. No other industry concentration constituted more than 10% of these assets.

At December 31, 2003, mortgage loans were collateralized by properties located in 31 states, with loans totaling approximately 27%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and New York. No more than 10% of the portfolio was secured by properties in any other single state.

At December 31, 2003, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $49,607,000 of bonds.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

At December 31, 2003, $10,245,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      The estimated fair values of the Company's financial instruments at December 31, 2003 and 2002 compared with their respective carrying values, are as follows:

                                                                  CARRYING       FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                     (IN THOUSANDS)
DECEMBER 31, 2003:

ASSETS:
    Cash and short-term investments .........................   $    85,188   $    85,188
    Bonds, notes and redeemable preferred stocks ............     5,505,800     5,505,800
    Mortgage loans ..........................................       716,846       774,758
    Policy loans ............................................       200,232       200,232
    Separate account seed money .............................        17,815        17,815
    Common stocks ...........................................           727           727
    Partnerships ............................................         1,312         1,685
    Securities lending collateral ...........................       514,145       514,145
    Variable annuity assets held in separate accounts .......    19,178,796    19,178,796

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,274,329   $ 4,225,329
    Reserves for guaranteed investment contracts ............       218,032       223,553
    Securities lending payable ..............................       514,145       514,145
    Variable annuity liabilities related to separate accounts    19,178,796    19,178,796

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                 CARRYING        FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                      (IN THOUSANDS)
DECEMBER 31, 2002:

ASSETS:
    Cash and short-term investments .........................   $    65,872   $    65,872
    Bonds, notes and redeemable preferred stocks ............     5,528,569     5,528,569
    Mortgage loans ..........................................       738,601       818,022
    Policy loans ............................................       215,846       215,846
    Separate account seed money .............................        25,366        25,366
    Common stocks ...........................................         2,609         2,609
    Partnerships ............................................         8,766         7,504
    Securities lending collateral ...........................       585,760       585,760
    Variable annuity assets held in separate accounts .......    14,758,642    14,758,642

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,285,098   $ 4,173,950
    Reserves for guaranteed investment contracts ............       359,561       367,393
    Securities lending payable ..............................       585,760       585,760
    Variable annuity liabilities related to separate accounts    14,758,642    14,758,642

5.    REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, a portion of the GMDB risk on approximately 33% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease on March 31, 2004. In 2003, a substantial majority of contracts sold have reinsurance coverage. However, the Company does not currently have reinsurance coverage on the majority of the contracts to be sold after 2003. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB reinsurance premiums of $20,691,000, $15,544,000 and $8,200,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively. GMDB-

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      related contractholder benefits incurred, net of related reinsurance, were $63,268,000 (net of $8,042,000 of reinsurance recoveries), $67,492,000
      (net of $8,362,000 of reinsurance recoveries) and $17,839,000 (net of $3,767,000 of reinsurance recoveries) for 2003, 2002 and 2001, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. However, effective January 1, 2004, the company will be required to record a liability for GMDBs (see
      Note 2).

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, approximately 8% (calculated based on current account value) of in-force contracts include EEB coverage, with 95% of the EEB risk fully reinsured. EEB reinsurance premiums of $4,045,000 and $2,106,000 were netted against variable annuity policy fees in 2003 and 2002, respectively. There were no EEB reinsurance premium in 2001.

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven, nine or ten-year waiting period in their deferred annuity contracts. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's products containing the GMIB feature have been reinsured; furthermore, substantially all of the GMIB risk per individual reinsured contract has been transferred to the reinsurer. However, the Company does not currently have reinsurance coverage on contracts to be sold after the middle of 2004. GMIB reinsurance premiums of $6,059,000, $4,902,000 and $5,047,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively.

      The universal life insurance contracts are subject to reinsurance ceded agreements. In order to limit the exposure to loss on any single insured, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. Reinsurance premiums of $33,710,000, $34,098,000 and $34,011,000 were netted against universal life insurance fees in 2003, 2002 and 2001, respectively. Reinsurance recoveries were $34,036,000, $29,171,000 and $31,591,000 in 2003, 2002 and 2001, respectively. Total reserve credits of $3,705,000 and $3,641,000 were taken against the life insurance reserves at December 31, 2003 and 2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2003, the Company recorded income of $7,591,000 from this program, as compared to an income of $6,418,000 for the year ended December 31, 2002 and a cost of $6,909,000 for the year ended December 31, 2001. These amounts are reported as a component of general and administrative expenses in the consolidated statement of income and comprehensive income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

6.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into seven agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2003 is $557,775,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $222,524,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $21,930,000 in 2004, $385,845,000 in 2005 and $150,000,000 in 2006. The Internal Revenue
      Service has initiated examinations into the transactions underlying these commitments, including the Company's role in the transactions. The Company is fully cooperating with the IRS. Management does not anticipate any material losses with respect to these commitments.

      At December 31, 2003, the Company was obligated to purchase approximately $18,000,000 of asset backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $11,000,000 in 2004 and $7,000,000 in 2006.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2003 and 2002, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                  YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2003           2002           2001
                                                         -----------    -----------    -----------
                                                                      (IN THOUSANDS)
ADDITIONAL PAID-IN CAPITAL:
    Beginning balances ...............................   $ 1,125,753    $   925,753    $   493,010
    Capital contributions by Parent ..................            --        200,000             --
    Contribution of subsidiary by Parent .............            --             --        432,743
                                                         -----------    -----------    -----------
    Ending balances ..................................   $ 1,125,753    $ 1,125,753    $   925,753
                                                         ===========    ===========    ===========

RETAINED EARNINGS:
    Beginning balances ...............................   $   175,871    $   694,004    $   697,730
    Net income .......................................        85,672         34,251         90,369
    Dividends paid to Parent .........................            --             --        (94,095)
    Distribution of subsidiary to Parent .............            --       (552,384)            --
                                                         -----------    -----------    -----------
    Ending balances ..................................   $   261,543    $   175,871    $   694,004
                                                         ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
    Beginning balances ...............................   $    16,504    $   (29,272)   $   (65,582)
    Change in net unrealized gains (losses) on
      debt securities available for sale .............       118,725         98,718         59,844
    Change in net unrealized gains (losses) on
      equity securities available for sale ...........         1,594         (1,075)          (400)
    Change in adjustment to deferred acquisition costs       (34,000)       (25,000)        (5,800)
    Cumulative effect of accounting change, net of tax            --             --          1,389
    Net change related to cash flow hedges ...........            --         (2,218)            81
    Tax effects of net changes .......................       (30,213)       (24,649)       (18,804)
                                                         -----------    -----------    -----------
    Ending balances ..................................   $    72,610    $    16,504    $   (29,272)
                                                         ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                     DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                     ------------    ------------
                                                           (IN THOUSANDS)
Gross unrealized gains .........................      $ 214,845       $ 205,052
Gross unrealized losses ........................        (60,136)       (170,662)
Adjustment to DAC ..............................        (43,000)         (9,000)
Deferred income taxes ..........................        (39,099)         (8,886)
                                                      ---------       ---------
Accumulated other comprehensive income .........      $  72,610       $  16,504
                                                      =========       =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun. Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 9). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests in SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are realized by its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholders in the year 2004 without obtaining prior approval is $59,884,000. No dividends were paid in the years ended December 31, 2003 and 2002. Dividends of $94,095,000 were paid on April 2, 2001.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $89,071,000 for the year ended December 31, 2003 and net losses of $180,737,000 and $122,322,000 for the years ended December 31, 2002 and 2001, respectively. The Company's statutory capital and surplus totaled $602,348,000 at December 31, 2003 and $463,905,000 at December 31, 2002.

8.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                               YEARS ENDED DECEMBER 31,
                                      ------------------------------------------
                                         2003            2002            2001
                                      ---------       ---------       ----------
                                                    (IN THOUSANDS)

Current ........................      $ 122,445       $(126,685)      $(105,158)
Deferred .......................       (100,685)        128,748         126,010
                                      ---------       ---------       ----------
Total income tax expense .......      $  21,760       $   2,063       $  20,852
                                      =========       =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                    2003        2002        2001
                                                  --------    --------    --------
                                                           (IN THOUSANDS)

Amount computed at statutory rate .............   $ 37,601    $ 12,710    $ 42,547
Increases (decreases) resulting from:
   Amortization of differences between
      book and tax bases of net assets acquired         --          --         613
   State income taxes, net of federal
      tax benefit .............................         --          --       4,072
   Dividends received deduction ...............    (15,920)    (10,117)    (13,406)
   Tax credits ................................         --          --     (16,758)
   Other, net .................................         79        (530)      3,784
                                                  --------    --------    --------
      Total income tax expense ................   $ 21,760    $  2,063    $ 20,852
                                                  ========    ========    ========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,304,000 at December 31, 2003. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      The significant components of the liability for Deferred Income Taxes are as follows:

                                                        DECEMBER 31,   DECEMBER 31,
                                                            2003           2002
                                                        ------------   ------------
(IN THOUSANDS)
DEFERRED TAX LIABILITIES:

Deferred acquisition costs ...........................   $ 455,151      $ 423,823
Other liabilities ....................................          --         42,289
Net unrealized gains on debt and equity securities
   available for sale ................................      39,098          8,885
                                                         ---------      ----------
Total deferred tax liabilities .......................     494,249        474,997
                                                         ---------      ----------
DEFERRED TAX ASSETS:

Investments ..........................................     (24,436)       (13,591)
Contractholder reserves ..............................    (158,112)       (84,943)
Guaranty fund assessments ............................      (3,408)        (3,774)
Deferred income ......................................     (21,881)       (16,416)
Other assets .........................................      (5,013)        (4,401)
                                                         ---------      ----------
Total deferred tax assets ............................    (212,850)      (123,125)
                                                         ---------      ----------
Deferred income taxes ................................   $ 281,399      $ 351,872
                                                         =========      =========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

9.    RELATED-PARTY MATTERS

      As discussed in Notes 1 and 7, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the years ended December 31, 2003 and December 31, 2002, the Company paid commissions totaling $51,716,000 and $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation, respectively. Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the year ended December 31, 2001, the Company paid commissions totaling $40,567,000 to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 24.0%, 31.2% and 26.0% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% was distributed by these affiliated broker-dealers for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $126,531,000 for the year ended December 31, 2003, $119,981,000 for the year ended December 31, 2002 and $130,178,000 for the year ended December 31, 2001. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $48,733,000, $49,004,000 and $68,757,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The Company paid $500,000, $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2003, 2002 and 2001, respectively (see Note
      2).

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2.3 million, $2.4 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively.

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000.

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $60,458,000 and $62,562,000 were included in the consolidated statement of income and comprehensive income relating to the SAAMCO Agreement for the years ended December 31, 2003 and 2002. Of this amount $54,753,000 and $57,745,000 has been paid to the Company in 2003 and 2002 and $5,705,000 and $4,817,000 remained receivables from SAAMCO at December 31, 2003 and 2002, respectively.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby the Company has the right to borrow up to $500,000,000 from AIGRS. Any advances made by AIGRS under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby AIGRS has the right to borrow up to

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. At December 31, 2003, the Company owed $14,000,000 under this agreement. This payable was paid in January 2004 and was included in due to affiliates on the balance sheet at December 31, 2003. No borrowings were outstanding under this agreement at December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

10.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company had one business segment in 2003 and 2002, annuity operations (see Note 7). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the year ended December 31, 2001. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 14.6% of sales in the year ended December 31, 2003, 11.9% of sales in the year ended December 31, 2002 and 12.2% of sales in the year ended December 31, 2001. No other independent selling organization was responsible for 10% or more of sales for any such period. For the year ended December 31, 2001, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives does not compose a material percentage of total revenues in the broker-dealer operations for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2003:

REVENUES:
Fee income:
    Variable annuity fees ................       $    290,132   $       --   $       --   $    290,132
    Universal life insurance fees ........             35,816           --           --         35,816
    Surrender charges ....................             27,733           --           --         27,733
    Other fees ...........................                 --           --           --             --
                                                 ------------   ----------   ----------   ------------
        Total fee income .................            353,681           --           --        353,681

Investment income ........................            398,304           --           --        398,304
Net realized investment losses ...........            (30,354)          --           --        (30,354)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            721,631           --           --        721,631
                                                 ------------   ----------   ----------   ------------
BENEFITS AND EXPENSES:
Interest expense .........................            237,585           --           --        237,585
General and administrative expenses ......             83,013           --           --         83,013
Amortization of deferred acquisition costs            156,906           --           --        156,906
Annual commissions .......................             55,661           --           --         55,661
Claims on universal life contracts, net of
    reinsurance ..........................             17,766           --           --         17,766
Guaranteed minimum death benefits, net of
    reinsurance recoveries ...............             63,268           --           --         63,268
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            614,199           --           --        614,199
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
    accounting change ....................       $    107,432   $       --   $       --   $    107,432
                                                 ============   ==========   ==========   ============

Total assets .............................       $ 27,781,851   $       --   $       --   $ 27,781,851
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --   $         --
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2002:

REVENUES:
Fee income:
   Variable annuity fees .................       $    295,509   $       --   $       --   $    295,509
   Universal life insurance fees .........             36,253           --           --         36,253
   Surrender charges .....................             32,507           --           --         32,507
   Other fees ............................              3,305           --           --          3,305
                                                 ------------   ----------   ----------   ------------
      Total fee income ...................            367,574           --           --        367,574

Investment income ........................            377,556           --           --        377,556
Net realized investment losses ...........            (65,811)          --           --        (65,811)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            679,319           --           --        679,319

BENEFITS AND EXPENSES:
Interest expense .........................            234,261           --           --        234,261
General and administrative expenses ......             79,287           --           --         79,287
Amortization of deferred acquisition costs            187,860           --           --        187,860
Annual commissions .......................             58,389           --           --         58,389
Claims on universal life contracts, net of
   reinsurance ...........................             15,716           --           --         15,716
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             67,492           --           --         67,492
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            643,005           --           --        643,005
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
   accounting change .....................       $     36,314   $       --   $       --   $     36,314
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 23,538,832   $       --   $       --   $ 23,538,832
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --            $--
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2001:

REVENUES:
Fee income:
    Variable annuity fees ................       $    337,384   $   11,499   $       --   $    348,883
    Net retained commissions .............                 --        2,210       45,362         47,572
    Asset management fees ................                 --       63,529           --         63,529
    Universal life insurance fees ........             36,475           --           --         36,475
    Surrender charges ....................             24,911           --           --         24,911
    Other fees ...........................              3,626        9,350        1,575         14,551
                                                 ------------   ----------   ----------   ------------
Total fee income .........................            402,396       86,588       46,937        535,921

Investment income ........................            358,710       14,988          570        374,268
Net realized investment losses ...........            (59,784)     (32,927)          --        (92,711)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            701,322       68,649       47,507        817,478

BENEFITS AND EXPENSES:
Interest expense .........................            240,499        4,115          360        244,974
General and administrative expenses ......             80,026       27,430       29,486        136,942
Amortization of deferred acquisition costs            144,273       76,043           --        220,316
Annual commissions .......................             58,278           --           --         58,278
Claims on universal life contracts, net of
   reinsurance ...........................             17,566           --           --         17,566
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             17,839           --           --         17,839
                                                 ------------   ----------   ----------   ------------
Total benefits and Expenses ..............            558,481      107,588       29,846        695,915

Pretax income before cumulative effect of
   accounting change .....................       $    142,841   $  (38,939)  $   17,661   $    121,563
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 26,207,279   $  659,876   $   72,950   $ 26,940,105
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $      614   $      608   $      1,222
                                                 ============   ==========   ==========   ============

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2003

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                 APRIL 30, 2003

                                    CONTENTS

Report of Independent Auditors .......................................................    1
Statement of Assets and Liabilities ..................................................    2
Schedule of Portfolio Investments ....................................................    8
Statement of Operations ..............................................................    9
Statement of Changes in Net Assets ...................................................   15
Notes to Financial Statements ........................................................   25

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at April 30, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
June 20, 2003

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003

                                                                    Moderate     Balanced     Conservative   Large Cap
                                                       Growth        Growth       Growth        Growth        Growth
                                                      Strategy      Strategy     Strategy       Strategy     Portfolio
                                                      (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                                    --------------------------------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $107,107,897  $118,653,181  $ 95,672,898  $ 74,525,952  $ 13,238,748

Liabilities                                                    0             0             0             0             0
                                                    --------------------------------------------------------------------

                                                    $107,107,897  $118,653,181  $ 95,672,898  $ 74,525,952  $ 13,238,748
                                                    ====================================================================
Net assets:

       Accumulation units                           $106,644,275  $118,128,358  $ 95,368,313  $ 73,918,179  $ 13,234,122

       Contracts in payout (annuitization) period        463,622       524,823       304,585       607,773         4,626
                                                    --------------------------------------------------------------------

            Total net assets                        $107,107,897  $118,653,181  $ 95,672,898  $ 74,525,952  $ 13,238,748
                                                    ====================================================================

Accumulation units outstanding                         8,388,728     9,209,776     7,403,724     5,702,169     1,955,050
                                                    ====================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $104,522,445  $116,336,739  $ 93,502,483  $ 72,916,590  $ 12,150,929
       Accumulation units outstanding                  8,185,269     9,029,123     7,234,961     5,578,436     1,778,572
       Unit value of accumulation units             $      12.77  $      12.88  $      12.92  $      13.07  $       6.83

Contracts with total expenses of 1.52%:
       Net Assets                                   $  2,585,452  $  2,316,442  $  2,170,415  $  1,609,362  $  1,087,819
       Accumulation units outstanding                    203,459       180,653       168,763       123,733       176,478
       Unit value of accumulation units             $      12.71  $      12.82  $      12.86  $      13.01  $       6.16

Contracts with total expenses of 1.55%:
       Net Assets                                   $          -  $          -  $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -             -             -
       Unit value of accumulation units             $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.65%:
       Net Assets                                   $          -  $          -  $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -             -             -
       Unit value of accumulation units             $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.70%:
       Net Assets                                   $          -  $          -  $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -             -             -
       Unit value of accumulation units             $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.95%:
       Net Assets                                   $          -  $          -  $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -             -             -
       Unit value of accumulation units             $          -  $          -  $          -  $          -  $          -

                                                     Large Cap     Large Cap      Mid Cap
                                                     Composite       Value        Growth
                                                     Portfolio     Portfolio     Portfolio
                                                     (Class 1)     (Class 1)     (Class 1)
                                                    ----------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $  4,502,484  $ 11,563,105  $ 11,426,013

Liabilities                                                    0             0             0
                                                    ----------------------------------------

                                                    $  4,502,484  $ 11,563,105  $ 11,426,013
                                                    ========================================
Net assets:

       Accumulation units                           $  4,499,733  $ 11,555,272  $ 11,422,776

       Contracts in payout (annuitization) period          2,751         7,833         3,237
                                                    ----------------------------------------

            Total net assets                        $  4,502,484  $ 11,563,105  $ 11,426,013
                                                    ========================================

Accumulation units outstanding                           604,695     1,223,417     1,117,955
                                                    ========================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $  4,360,228  $ 11,119,602  $ 10,690,999
       Accumulation units outstanding                    583,952     1,174,422     1,039,978
       Unit value of accumulation units             $       7.47  $       9.47  $      10.28

Contracts with total expenses of 1.52%:
       Net Assets                                   $    142,256  $    443,503  $    735,014
       Accumulation units outstanding                     20,743        48,995        77,977
       Unit value of accumulation units             $       6.86  $       9.05  $       9.43

Contracts with total expenses of 1.55%:
       Net Assets                                   $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -
       Unit value of accumulation units             $          -  $          -  $          -

Contracts with total expenses of 1.65%:
       Net Assets                                   $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -
       Unit value of accumulation units             $          -  $          -  $          -

Contracts with total expenses of 1.70%:
       Net Assets                                   $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -
       Unit value of accumulation units             $          -  $          -  $          -

Contracts with total expenses of 1.95%:
       Net Assets                                   $          -  $          -  $          -
       Accumulation units outstanding                          -             -             -
       Unit value of accumulation units             $          -  $          -  $          -


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                      Mid Cap                    International    Diversified      Cash
                                                       Value        Small Cap       Equity       Fixed Income    Management
                                                     Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                    ------------------------------------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $ 11,011,900   $  8,656,121   $  5,783,950   $ 17,520,349   $  5,904,008

Liabilities                                                    0              0              0              0              0
                                                    ------------------------------------------------------------------------

                                                    $ 11,011,900   $  8,656,121   $  5,783,950   $ 17,520,349   $  5,904,008
                                                    ========================================================================
Net assets:

       Accumulation units                           $ 10,952,296   $  8,643,876   $  5,778,835   $ 17,520,345   $  5,903,990

       Contracts in payout (annuitization) period         59,604         12,245          5,115              4             18
                                                    ------------------------------------------------------------------------

            Total net assets                        $ 11,011,900   $  8,656,121   $  5,783,950   $ 17,520,349   $  5,904,008
                                                    ========================================================================

Accumulation units outstanding                           834,622      1,068,628        990,752      1,489,314        547,327
                                                    ========================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $ 10,532,514   $  8,145,326   $  5,564,069   $ 16,668,654   $  5,544,765
       Accumulation units outstanding                    797,665      1,003,102        950,386      1,415,730        513,839
       Unit value of accumulation units             $      13.20   $       8.12   $       5.85   $      11.77   $      10.79

Contracts with total expenses of 1.52%:
       Net Assets                                   $    479,386   $    510,795   $    219,881   $    851,695   $    359,243
       Accumulation units outstanding                     36,957         65,526         40,366         73,584         33,488
       Unit value of accumulation units             $      12.97   $       7.80   $       5.45   $      11.57   $      10.73

Contracts with total expenses of 1.55%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

                                                         Focus                        Moderate
                                                         Growth        Growth         Growth
                                                        Portfolio     Strategy        Strategy
                                                        (Class 1)     (Class 2)      (Class 2)
                                                      ------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                          $  6,135,879   $105,045,110   $196,419,224

Liabilities                                                      0              0              0
                                                      ------------------------------------------

                                                      $  6,135,879   $105,045,110   $196,419,224
                                                      ==========================================
Net assets:

       Accumulation units                             $  6,135,879   $105,045,110   $196,419,224

       Contracts in payout (annuitization) period                0              0              0
                                                      ------------------------------------------

            Total net assets                          $  6,135,879   $105,045,110   $196,419,224
                                                      ==========================================

Accumulation units outstanding                           1,099,996      8,295,545     15,373,923
                                                      ==========================================

Contracts with total expenses of 1.40%:
       Net Assets                                     $  5,814,594   $ 28,176,426   $ 55,734,266
       Accumulation units outstanding                    1,038,908      2,216,069      4,343,097
       Unit value of accumulation units               $       5.60   $      12.71   $      12.83

Contracts with total expenses of 1.52%:
       Net Assets                                     $    321,285   $          -   $          -
       Accumulation units outstanding                       61,088              -              -
       Unit value of accumulation units               $       5.26   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                     $          -   $  2,623,180   $  4,849,229
       Accumulation units outstanding                            -        204,828        378,604
       Unit value of accumulation units               $          -   $      12.81   $      12.81

Contracts with total expenses of 1.65%:
       Net Assets                                     $          -   $ 72,288,678   $128,985,150
       Accumulation units outstanding                            -      5,721,099     10,114,386
       Unit value of accumulation units               $          -   $      12.64   $      12.75

Contracts with total expenses of 1.70%:
       Net Assets                                     $          -   $    527,500   $  2,124,100
       Accumulation units outstanding                            -         41,281        166,501
       Unit value of accumulation units               $          -   $      12.78   $      12.76

Contracts with total expenses of 1.95%:
       Net Assets                                     $          -   $  1,429,326   $  4,726,479
       Accumulation units outstanding                            -        112,268        371,335
       Unit value of accumulation units               $          -   $      12.73   $      12.73

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                      Balanced     Conservative    Large Cap       Large Cap      Large Cap
                                                       Growth         Growth        Growth        Composite         Value
                                                      Strategy       Strategy      Portfolio       Portfolio      Portfolio
                                                      (Class 2)      (Class 2)     (Class 2)       (Class 2)      (Class 2)
                                                    ------------------------------------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $179,524,903   $146,699,325   $ 45,250,524   $ 18,323,498   $ 57,267,796

Liabilities                                                    0              0              0              0              0
                                                    ------------------------------------------------------------------------

                                                    $179,524,903   $146,699,325   $ 45,250,524   $ 18,323,498   $ 57,267,796
                                                    ========================================================================
Net assets:

       Accumulation units                           $179,524,903   $146,699,325   $ 45,250,524   $ 18,323,498   $ 57,267,796

       Contracts in payout (annuitization) period              0              0              0              0              0
                                                    ------------------------------------------------------------------------

            Total net assets                        $179,524,903   $146,699,325   $ 45,250,524   $ 18,323,498   $ 57,267,796
                                                    ========================================================================

Accumulation units outstanding                        14,002,893     11,312,263      6,679,182      2,472,403      6,106,189
                                                    ========================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $ 64,246,966   $ 50,664,529   $ 10,773,313   $  5,966,549   $ 14,786,885
       Accumulation units outstanding                  4,992,135      3,892,566      1,582,907        801,850      1,567,516
       Unit value of accumulation units             $      12.87   $      13.02   $       6.81   $       7.44   $       9.43

Contracts with total expenses of 1.52%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                   $  6,126,945   $  5,026,446   $  1,544,930   $    548,027   $  2,159,313
       Accumulation units outstanding                    477,296        383,364        226,901         73,579        234,655
       Unit value of accumulation units             $      12.84   $      13.11   $       6.81   $       7.45   $       9.20

Contracts with total expenses of 1.65%:
       Net Assets                                   $104,089,701   $ 86,328,227   $ 32,186,945   $ 11,549,569   $ 39,293,517
       Accumulation units outstanding                  8,138,037      6,677,871      4,759,504      1,562,051      4,191,773
       Unit value of accumulation units             $      12.79   $      12.93   $       6.76   $       7.39   $       9.37

Contracts with total expenses of 1.70%:
       Net Assets                                   $  2,841,691   $  1,764,713   $    355,211   $    119,708   $    511,224
       Accumulation units outstanding                    222,032        134,998         52,218         16,100         55,661
       Unit value of accumulation units             $      12.80   $      13.07   $       6.80   $       7.44   $       9.18

Contracts with total expenses of 1.95%:
       Net Assets                                   $  2,219,600   $  2,915,410   $    390,125   $    139,645   $    516,857
       Accumulation units outstanding                    173,393        223,464         57,652         18,823         56,584
       Unit value of accumulation units             $      12.80   $      13.05   $       6.77   $       7.42   $       9.13

                                                         Mid Cap        Mid Cap
                                                         Growth          Value        Small Cap
                                                        Portfolio       Portfolio     Portfolio
                                                        (Class 2)       (Class 2)     (Class 2)
                                                       -----------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                           $ 35,910,398   $ 49,036,878   $ 30,985,906

Liabilities                                                       0              0              0
                                                       ------------------------------------------

                                                       $ 35,910,398   $ 49,036,878   $ 30,985,906
                                                       ==========================================
Net assets:

       Accumulation units                              $ 35,910,398   $ 49,036,878   $ 30,985,906

       Contracts in payout (annuitization) period                 0              0              0
                                                       ------------------------------------------

            Total net assets                           $ 35,910,398   $ 49,036,878   $ 30,985,906
                                                       ==========================================

Accumulation units outstanding                            3,521,157      3,753,592      3,845,782
                                                       ==========================================

Contracts with total expenses of 1.40%:
       Net Assets                                      $  8,446,567   $ 13,853,852   $  7,782,917
       Accumulation units outstanding                       824,723      1,052,997        961,897
       Unit value of accumulation units                $      10.24   $      13.16   $       8.09

Contracts with total expenses of 1.52%:
       Net Assets                                      $          -   $          -   $          -
       Accumulation units outstanding                             -              -              -
       Unit value of accumulation units                $          -   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                      $  1,481,859   $  1,271,858   $  1,225,202
       Accumulation units outstanding                       144,167        102,439        150,877
       Unit value of accumulation units                $      10.28   $      12.42   $       8.12

Contracts with total expenses of 1.65%:
       Net Assets                                      $ 25,083,521   $ 32,964,590   $ 21,269,876
       Accumulation units outstanding                     2,464,580      2,521,558      2,645,470
       Unit value of accumulation units                $      10.18   $      13.07   $       8.04

Contracts with total expenses of 1.70%:
       Net Assets                                      $    531,221   $    375,417   $    356,467
       Accumulation units outstanding                        51,807         30,301         43,960
       Unit value of accumulation units                $      10.25   $      12.39   $       8.11

Contracts with total expenses of 1.95%:
       Net Assets                                      $    367,230   $    571,161   $    351,444
       Accumulation units outstanding                        35,880         46,297         43,578
       Unit value of accumulation units                $      10.23   $      12.34   $       8.06

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                   International    Diversified      Cash          Focus        Focus Growth
                                                      Equity       Fixed Income    Management      Growth        and Income
                                                     Portfolio      Portfolio       Portfolio     Portfolio      Portfolio
                                                     (Class 2)      (Class 2)       (Class 2)     (Class 2)      (Class 2)
                                                    ------------------------------------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $ 30,120,703   $142,395,670   $ 50,041,649   $ 36,675,271   $ 22,237,737

Liabilities                                                    0              0              0              0              0
                                                    ------------------------------------------------------------------------

                                                    $ 30,120,703   $142,395,670   $ 50,041,649   $ 36,675,271   $ 22,237,737
                                                    ========================================================================
Net assets:

       Accumulation units                           $ 30,120,703   $142,395,670   $ 50,041,649   $ 36,675,271   $ 22,237,737

       Contracts in payout (annuitization) period              0              0              0              0              0
                                                    ------------------------------------------------------------------------

            Total net assets                        $ 30,120,703   $142,395,670   $ 50,041,649   $ 36,675,271   $ 22,237,737
                                                    ========================================================================

Accumulation units outstanding                         5,179,868     12,205,305      4,668,834      6,602,801      3,072,999
                                                    ========================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $ 12,543,560   $ 40,552,421   $ 20,876,126   $ 12,389,030   $  7,109,874
       Accumulation units outstanding                  2,151,847      3,456,342      1,941,412      2,221,909        952,184
       Unit value of accumulation units             $       5.83   $      11.73   $      10.75   $       5.58   $       7.47

Contracts with total expenses of 1.52%:
       Net Assets                                   $          -   $          -   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -              -              -
       Unit value of accumulation units             $          -   $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                   $  1,582,664   $  4,348,442   $  3,071,932   $  1,233,582   $    850,992
       Accumulation units outstanding                    271,634        380,308        285,550        220,869        113,993
       Unit value of accumulation units             $       5.83   $      11.43   $      10.76   $       5.59   $       7.47

Contracts with total expenses of 1.65%:
       Net Assets                                   $ 15,664,475   $ 94,620,644   $ 24,695,478   $ 22,432,970   $ 13,741,310
       Accumulation units outstanding                  2,699,673      8,116,122      2,311,296      4,048,644      1,934,738
       Unit value of accumulation units             $       5.80   $      11.66   $      10.68   $       5.54   $       7.10

Contracts with total expenses of 1.70%:
       Net Assets                                   $    199,953   $    891,517   $    805,450   $    387,114   $    332,540
       Accumulation units outstanding                     34,369         78,013         75,133         69,448         44,677
       Unit value of accumulation units             $       5.82   $      11.43   $      10.72   $       5.57   $       7.44

Contracts with total expenses of 1.95%:
       Net Assets                                   $    130,051   $  1,982,646   $    592,663   $    232,575   $    203,021
       Accumulation units outstanding                     22,345        174,520         55,443         41,931         27,407
       Unit value of accumulation units             $       5.82   $      11.36   $      10.69   $       5.55   $       7.41

                                                       Focus         Focus
                                                       Value         TechNet        Growth
                                                     Portfolio      Portfolio       Strategy
                                                     (Class 2)      (Class 2)       (Class 3)
                                                    ------------------------------------------
Assets:
       Investments in Seasons Series Trust,
          at net asset value                        $ 21,014,443   $ 10,693,989   $     36,337

Liabilities                                                    0              0              0
                                                    ------------------------------------------

                                                    $ 21,014,443   $ 10,693,989   $     36,337
                                                    ==========================================
Net assets:

       Accumulation units                           $ 21,014,443   $ 10,693,989   $     36,337

       Contracts in payout (annuitization) period              0              0              0
                                                    ------------------------------------------

            Total net assets                        $ 21,014,443   $ 10,693,989   $     36,337
                                                    ==========================================

Accumulation units outstanding                         2,235,185      3,656,127          2,839
                                                    ==========================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $  8,400,637   $  4,516,912   $          -
       Accumulation units outstanding                    891,278      1,612,980              -
       Unit value of accumulation units             $       9.43   $       2.80   $          -

Contracts with total expenses of 1.52%:
       Net Assets                                   $          -   $          -   $          -
       Accumulation units outstanding                          -              -              -
       Unit value of accumulation units             $          -   $          -   $          -

Contracts with total expenses of 1.55%:
       Net Assets                                   $    969,121   $    373,916   $      3,711
       Accumulation units outstanding                    103,476        133,469            290
       Unit value of accumulation units             $       9.37   $       2.80   $      12.81

Contracts with total expenses of 1.65%:
       Net Assets                                   $ 10,779,642   $  4,926,750   $          -
       Accumulation units outstanding                  1,148,040      1,595,909              -
       Unit value of accumulation units             $       9.39   $       3.09   $          -

Contracts with total expenses of 1.70%:
       Net Assets                                   $    398,138   $    706,334   $     32,522
       Accumulation units outstanding                     42,177        252,634          2,541
       Unit value of accumulation units             $       9.44   $       2.80   $      12.80

Contracts with total expenses of 1.95%:
       Net Assets                                   $    466,905   $    170,077   $        104
       Accumulation units outstanding                     50,214         61,135              8
       Unit value of accumulation units             $       9.30   $       2.78   $      12.57

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                      Moderate     Balanced   Conservative  Large Cap    Large Cap    Large Cap
                                                       Growth       Growth       Growth      Growth      Composite      Value
                                                      Strategy     Strategy     Strategy    Portfolio    Portfolio    Portfolio
                                                     (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                     --------------------------------------------------------------------------
Assets:
     Investments in Seasons Series Trust,
          at net asset value                          $223,550     $415,754     $ 32,812     $ 49,212     $  2,299     $ 49,751

Liabilities                                                  0            0            0            0            0            0
                                                      -------------------------------------------------------------------------

                                                      $223,550     $415,754     $ 32,812     $ 49,212     $  2,299     $ 49,751
                                                      =========================================================================
Net assets:

       Accumulation units                             $223,550     $415,754     $ 32,812     $ 49,212     $  2,299     $ 49,751

       Contracts in payout (annuitization) period            0            0            0            0            0            0
                                                      -------------------------------------------------------------------------

            Total net assets                          $223,550     $415,754     $ 32,812     $ 49,212     $  2,299     $ 49,751
                                                      =========================================================================

Accumulation units outstanding                          17,478       32,509        2,500        7,268          309        5,431
                                                      =========================================================================

Contracts with total expenses of 1.40%:
       Net Assets                                     $      -     $      -     $      -     $      -     $      -     $      -
       Accumulation units outstanding                        -            -            -            -            -            -
       Unit value of accumulation units               $      -     $      -     $      -     $      -     $      -     $      -

Contracts with total expenses of 1.52%:
       Net Assets                                     $      -     $      -     $      -     $      -     $      -     $      -
       Accumulation units outstanding                        -            -            -            -            -            -
       Unit value of accumulation units               $      -     $      -     $      -     $      -     $      -     $      -

Contracts with total expenses of 1.55%:
       Net Assets                                     $ 11,203     $221,351     $ 22,248     $ 24,793     $  2,089     $ 25,153
       Accumulation units outstanding                      874       17,239        1,694        3,638          281        2,728
       Unit value of accumulation units               $  12.82     $  12.84     $  13.13     $   6.82     $   7.46     $   9.22

Contracts with total expenses of 1.65%:
       Net Assets                                     $      -     $      -     $      -     $      -     $      -     $      -
       Accumulation units outstanding                        -            -            -            -            -            -
       Unit value of accumulation units               $      -     $      -     $      -     $      -     $      -     $      -

Contracts with total expenses of 1.70%:
       Net Assets                                     $212,243     $ 75,839     $ 10,460     $    106     $    106     $    107
       Accumulation units outstanding                   16,596        5,918          798           16           14           12
       Unit value of accumulation units               $  12.79     $  12.82     $  13.10     $   6.81     $   7.45     $   9.18

Contracts with total expenses of 1.95%:
       Net Assets                                     $    104     $118,564     $    104     $ 24,313     $    104     $ 24,491
       Accumulation units outstanding                        8        9,352            8        3,614           14        2,691
       Unit value of accumulation units               $  12.58     $  12.68     $  12.88     $   6.73     $   7.33     $   9.10

                                                        Mid Cap      Mid Cap
                                                        Growth        Value
                                                       Portfolio    Portfolio
                                                       (Class 3)    (Class 3)
                                                       ----------------------
Assets:
   Investments in Seasons Series Trust,
          at net asset value                            $ 43,086     $ 43,996

Liabilities                                                    0            0
                                                        ---------------------

                                                        $ 43,086     $ 43,996
                                                        =====================
Net assets:

       Accumulation units                               $ 43,086     $ 43,996

       Contracts in payout (annuitization) period              0            0
                                                        ---------------------

            Total net assets                            $ 43,086     $ 43,996
                                                        =====================

Accumulation units outstanding                             4,200        3,543
                                                        =====================

Contracts with total expenses of 1.40%:
       Net Assets                                       $      -     $      -
       Accumulation units outstanding                          -            -
       Unit value of accumulation units                 $      -     $      -

Contracts with total expenses of 1.52%:
       Net Assets                                       $      -     $      -
       Accumulation units outstanding                          -            -
       Unit value of accumulation units                 $      -     $      -

Contracts with total expenses of 1.55%:
       Net Assets                                       $ 35,996     $ 43,785
       Accumulation units outstanding                      3,501        3,525
       Unit value of accumulation units                 $  10.28     $  12.42

Contracts with total expenses of 1.65%:
       Net Assets                                       $      -     $      -
       Accumulation units outstanding                          -            -
       Unit value of accumulation units                 $      -     $      -

Contracts with total expenses of 1.70%:
       Net Assets                                       $    110     $    106
       Accumulation units outstanding                         11            9
       Unit value of accumulation units                 $  10.26     $  12.36

Contracts with total expenses of 1.95%:
       Net Assets                                       $  6,980     $    105
       Accumulation units outstanding                        688            9
       Unit value of accumulation units                 $  10.14     $  12.21

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                  (Continued)

                                                                  International    Diversified       Cash
                                                    Small Cap        Equity       Fixed Income     Management
                                                    Portfolio      Portfolio       Portfolio       Portfolio
                                                    (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                                    ---------------------------------------------------------
Assets:
   Investments in Seasons Series Trust,
          at net asset value                        $   25,364      $   59,092     $1,727,262     $  248,498

Liabilities                                                  0               0              0              0
                                                    ---------------------------------------------------------

                                                    $   25,364      $   59,092     $1,727,262     $  248,498
                                                    =========================================================
Net assets:

       Accumulation units                           $   25,364      $   59,092     $1,727,262     $  248,498

       Contracts in payout (annuitization) period            0               0              0              0
                                                    ---------------------------------------------------------

            Total net assets                        $   25,364      $   59,092     $1,727,262     $  248,498
                                                    =========================================================

Accumulation units outstanding                           3,121          10,162        151,344         23,143
                                                    =========================================================

Contracts with total expenses of 1.40%:
       Net Assets                                   $        -      $        -     $        -     $        -
       Accumulation units outstanding                        -               -              -              -
       Unit value of accumulation units             $        -      $        -     $        -     $        -

Contracts with total expenses of 1.52%:
       Net Assets                                   $        -      $        -     $        -     $        -
       Accumulation units outstanding                        -               -              -              -
       Unit value of accumulation units             $        -      $        -     $        -     $        -

Contracts with total expenses of 1.55%:
       Net Assets                                   $   25,150      $   51,247     $1,104,524     $    2,954
       Accumulation units outstanding                    3,095           8,801         96,751            275
       Unit value of accumulation units             $     8.13      $     5.82     $    11.42     $    10.75

Contracts with total expenses of 1.65%:
       Net Assets                                   $        -      $        -     $        -     $        -
       Accumulation units outstanding                        -               -              -              -
       Unit value of accumulation units             $        -      $        -     $        -     $        -

Contracts with total expenses of 1.70%:
       Net Assets                                   $      108      $      101     $  416,701     $   55,269
       Accumulation units outstanding                       13              17         36,523          5,144
       Unit value of accumulation units             $     8.10      $     5.83     $    11.41     $    10.74

Contracts with total expenses of 1.95%:
       Net Assets                                   $      106      $    7,744     $  206,037     $  190,275
       Accumulation units outstanding                       13           1,344         18,070         17,724
       Unit value of accumulation units             $     8.00      $     5.76     $    11.40     $    10.74

                                                         Focus      Focus Growth       Focus         Focus
                                                        growth       and Income        Value        TechNet
                                                       Portfolio     Portfolio       Portfolio     Portfolio
                                                       (Class 3)     (Class 3)       (Class 3)   (Class 3) (1)
                                                     --------------------------------------------------------
Assets:
   Investments in Seasons Series Trust,
          at net asset value                           $    6,577    $   76,908     $   16,771     $      354

Liabilities                                                     0             0              0              0
                                                     --------------------------------------------------------

                                                       $    6,577    $   76,908     $   16,771     $      354
                                                     ========================================================
Net assets:

       Accumulation units                              $    6,577    $   76,908     $   16,771     $      354

       Contracts in payout (annuitization) period               0             0              0              0
                                                     --------------------------------------------------------

            Total net assets                           $    6,577    $   76,908     $   16,771     $      354
                                                     ========================================================

Accumulation units outstanding                              1,179        10,294          1,793            127
                                                     ========================================================

Contracts with total expenses of 1.40%:
       Net Assets                                      $        -    $        -     $        -     $        -
       Accumulation units outstanding                           -             -              -              -
       Unit value of accumulation units                $        -    $        -     $        -     $        -

Contracts with total expenses of 1.52%:
       Net Assets                                      $        -    $        -     $        -     $        -
       Accumulation units outstanding                           -             -              -              -
       Unit value of accumulation units                $        -    $        -     $        -     $        -

Contracts with total expenses of 1.55%:
       Net Assets                                      $      107    $   72,643     $   12,536     $      119
       Accumulation units outstanding                          19         9,721          1,339             43
       Unit value of accumulation units                $     5.59    $     7.47     $     9.37     $     2.81

Contracts with total expenses of 1.65%:
       Net Assets                                      $        -    $        -     $        -     $        -
       Accumulation units outstanding                           -             -              -              -
       Unit value of accumulation units                $        -    $        -     $        -     $        -

Contracts with total expenses of 1.70%:
       Net Assets                                      $    6,365    $    4,158     $    4,123     $      118
       Accumulation units outstanding                       1,141           558            442             42
       Unit value of accumulation units                $     5.58    $     7.45     $     9.32     $     2.79

Contracts with total expenses of 1.95%:
       Net Assets                                      $      105    $      107     $      112     $      117
       Accumulation units outstanding                          19            15             12             42
       Unit value of accumulation units                $     5.49    $     7.34     $     9.23     $     2.77

(1) Retained in Variable Annuity Account Five by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2003

                                                                                      Net Asset Value    Net Asset
Variable Accounts                                                        Shares          Per Share         Value          Cost
-----------------------------------------------------------------------------------------------------------------------------------
SEASONS SERIES TRUST:
       Growth Strategy (Class 1):
            Multi-Managed Growth Portfolio (Class 1)                      5,836,437      $    9.19      $ 53,628,808   $ 87,252,682
            Asset Allocation: Diversified Growth Portfolio (Class 1)      2,967,223           9.00        26,715,100     36,752,824
            Stock Portfolio (Class 1)                                     2,247,881          11.91        26,763,989     35,486,802
                                                                                                        ------------   ------------
                                                                                                         107,107,897    159,492,308
                                                                                                        ------------   ------------
       Moderate Growth Strategy (Class 1):
            Multi-Managed Moderate Growth Portfolio (Class 1)             6,515,888          10.02        65,304,616     90,099,867
            Asset Allocation: Diversified Growth Portfolio (Class 1)      3,289,145           9.00        29,613,496     39,672,984
            Stock Portfolio (Class 1)                                     1,993,485          11.91        23,735,069     29,888,679
                                                                                                        ------------   ------------
                                                                                                         118,653,181    159,661,530
                                                                                                        ------------   ------------
       Balanced Growth Strategy (Class 1):
            Multi-Managed Income/Equity Portfolio (Class 1)               4,847,595          10.86        52,630,608     59,494,816
            Asset Allocation: Diversified Growth Portfolio (Class 1)      2,653,751           9.00        23,892,782     30,207,535
            Stock Portfolio (Class 1)                                     1,608,349          11.91        19,149,508     22,856,626
                                                                                                        ------------   ------------
                                                                                                          95,672,898    112,558,977
                                                                                                        ------------   ------------
       Conservative Growth Strategy (Class 1):
            Multi-Managed Income Portfolio (Class 1)                      3,884,440          11.52        44,741,647     45,014,778
            Asset Allocation: Diversified Growth Portfolio (Class 1)      2,066,168           9.00        18,602,538     22,362,753
            Stock Portfolio (Class 1)                                       939,146          11.91        11,181,767     12,786,699
                                                                                                        ------------   ------------
                                                                                                          74,525,952     80,164,230
                                                                                                        ------------   ------------
       Large Cap Growth Portfolio (Class 1)                               2,059,101           6.43        13,238,748     23,470,899
       Large Cap Composite Portfolio (Class 1)                              609,853           7.38         4,502,484      6,426,751
       Large Cap Value Portfolio (Class 1)                                1,360,410           8.50        11,563,105     14,198,933
       Mid Cap Growth Portfolio (Class 1)                                 1,379,650           8.28        11,426,013     18,101,717
       Mid Cap Value Portfolio (Class 1)                                    973,954          11.31        11,011,900     11,588,232
       Small Cap Portfolio (Class 1)                                      1,331,152           6.50         8,656,121     13,877,889
       International Equity Portfolio (Class 1)                           1,033,001           5.60         5,783,950     10,653,463
       Diversified Fixed Income Portfolio (Class 1)                       1,623,163          10.79        17,520,349     16,250,936
       Cash Management Portfolio (Class 1)                                  544,418          10.84         5,904,008      5,922,807
       Focus Growth Portfolio (Class 1)                                   1,037,174           5.92         6,135,879      8,135,355

       Growth Strategy (Class 2):
            Multi-Managed Growth Portfolio (Class 2)                      5,732,181           9.17        52,585,387     63,050,259
            Asset Allocation: Diversified Growth Portfolio (Class 2)      2,914,257           8.99        26,202,184     30,888,343
            Stock Portfolio (Class 2)                                     2,213,360          11.86        26,257,539     30,835,686
                                                                                                        ------------   ------------
                                                                                                         105,045,110    124,774,288
                                                                                                        ------------   ------------
       Moderate Growth Strategy (Class 2):
            Multi-Managed Moderate Growth Portfolio (Class 2)            10,805,944          10.00       108,087,957    121,483,680
            Asset Allocation: Diversified Growth Portfolio (Class 2)      5,453,040           8.99        49,028,467     56,761,335
            Stock Portfolio (Class 2)                                     3,312,999          11.86        39,302,800     45,020,470
                                                                                                        ------------   ------------
                                                                                                         196,419,224    223,265,485
                                                                                                        ------------   ------------
       Balanced Growth Strategy (Class 2):
            Multi-Managed Income/Equity Portfolio (Class 2)               9,109,423          10.84        98,725,043    103,229,135
            Asset Allocation: Diversified Growth Portfolio (Class 2)      4,987,966           8.99        44,846,964     50,702,719
            Stock Portfolio (Class 2)                                     3,030,623          11.86        35,952,896     40,004,991
                                                                                                        ------------   ------------
                                                                                                         179,524,903    193,936,845
                                                                                                        ------------   ------------
       Conservative Growth Strategy (Class 2):
            Multi-Managed Income Portfolio (Class 2)                      7,655,420          11.50        88,022,988     87,860,639
            Asset Allocation: Diversified Growth Portfolio (Class 2)      4,075,463           8.99        36,642,622     40,152,880
            Stock Portfolio (Class 2)                                     1,857,314          11.86        22,033,715     23,558,241
                                                                                                        ------------   ------------
                                                                                                         146,699,325    151,571,760
                                                                                                        ------------   ------------
       Large Cap Growth Portfolio (Class 2)                               7,064,599           6.41        45,250,524     54,269,492
       Large Cap Composite Portfolio (Class 2)                            2,486,378           7.37        18,323,498     20,801,839
       Large Cap Value Portfolio (Class 2)                                6,749,130           8.49        57,267,796     66,725,977
       Mid Cap Growth Portfolio (Class 2)                                 4,352,983           8.25        35,910,398     40,346,465
       Mid Cap Value Portfolio (Class 2)                                  4,344,900          11.29        49,036,878     53,419,773
       Small Cap Portfolio (Class 2)                                      4,783,151           6.48        30,985,906     36,107,629
       International Equity Portfolio (Class 2)                           5,384,053           5.59        30,120,703     34,337,202
       Diversified Fixed Income Portfolio (Class 2)                      13,215,058          10.78       142,395,670    135,880,692
       Cash Management Portfolio (Class 2)                                4,622,605          10.83        50,041,649     50,166,061
       Focus Growth Portfolio (Class 2)                                   6,223,218           5.89        36,675,271     41,500,117
       Focus Growth & Income Portfolio (Class 2)                          3,015,196           7.38        22,237,737     22,576,067
       Focus Value Portfolio (Class 2)                                    2,199,338           9.55        21,014,443     21,684,241
       Focus TechNet Portfolio (Class 2)                                  3,333,915           3.21        10,693,989     10,622,801

       Growth Strategy (Class 3):
            Multi-Managed Growth Portfolio (Class 3)                          1,982           9.17            18,174         17,596
            Asset Allocation: Diversified Growth Portfolio (Class 3)          1,009           8.99             9,069          9,004
            Stock Portfolio (Class 3)                                           767          11.86             9,094          8,944
                                                                                                        ------------   ------------
                                                                                                              36,337         35,544
                                                                                                        ------------   ------------
       Moderate Growth Strategy (Class 3):
            Multi-Managed Moderate Growth Portfolio (Class 3)                12,304          10.00           123,034        117,370
            Asset Allocation: Diversified Growth Portfolio (Class 3)          6,209           8.99            55,796         53,833
            Stock Portfolio (Class 3)                                         3,772          11.86            44,720         41,494
                                                                                                        ------------   ------------
                                                                                                             223,550        212,697
                                                                                                        ------------   ------------
       Balanced Growth Strategy (Class 3):
            Multi-Managed Income/Equity Portfolio (Class 3)                  20,986          10.83           227,329        220,737
            Asset Allocation: Diversified Growth Portfolio (Class 3)         11,614           8.99           104,376         99,677
            Stock Portfolio (Class 3)                                         7,088          11.86            84,049         78,615
                                                                                                        ------------   ------------
                                                                                                             415,754        399,029
                                                                                                        ------------   ------------
       Conservative Growth Strategy (Class 3):
            Multi-Managed Income Portfolio (Class 3)                          1,707          11.49            19,619         19,190
            Asset Allocation: Diversified Growth Portfolio (Class 3)            919           8.99             8,256          7,753
            Stock Portfolio (Class 3)                                           416          11.86             4,937          4,373
                                                                                                        ------------   ------------
                                                                                                              32,812         31,316
                                                                                                        ------------   ------------
       Large Cap Growth Portfolio (Class 3)                                   7,687           6.40            49,212         44,934
       Large Cap Composite Portfolio (Class 3)                                  312           7.37             2,299          2,295
       Large Cap Value Portfolio (Class 3)                                    5,865           8.48            49,751         44,936
       Mid Cap Growth Portfolio (Class 3)                                     5,225           8.25            43,086         39,940
       Mid Cap Value Portfolio (Class 3)                                      3,900          11.28            43,996         41,796
       Small Cap Portfolio (Class 3)                                          3,917           6.48            25,364         23,701
       International Equity Portfolio (Class 3)                              10,568           5.59            59,092         54,889
       Diversified Fixed Income Portfolio (Class 3)                         160,509          10.76         1,727,262      1,710,876
       Cash Management Portfolio (Class 3)                                   22,967          10.82           248,498        248,347
       Focus Growth Portfolio (Class 3)                                       1,117           5.89             6,577          6,296
       Focus Growth & Income Portfolio (Class 3)                             10,433           7.37            76,908         71,241
       Focus Value Portfolio (Class 3)                                        1,756           9.55            16,771         15,629
       Focus TechNet Portfolio (Class 3)                                        110           3.21               354            305

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                    Moderate          Balanced       Conservative
                                                                    Growth           Growth            Growth           Growth
                                                                   Strategy         Strategy          Strategy         Strategy
                                                                   (Class 1)        (Class 1)         (Class 1)       (Class 1)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $   1,291,621    $   1,836,156    $    1,776,569    $    1,570,173
                                                                 ------------------------------------------------------------------
        Total investment income                                      1,291,621        1,836,156         1,776,569         1,570,173
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                               (1,501,464)      (1,630,747)       (1,270,466)         (947,645)
    Distribution expense charge                                       (179,779)        (195,312)         (152,106)         (113,481)
                                                                 ------------------------------------------------------------------
        Total expenses                                              (1,681,243)      (1,826,059)       (1,422,572)       (1,061,126)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                          (389,622)          10,097           353,997           509,047
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       39,882,253       41,087,616        29,721,817        23,200,334
    Cost of shares sold                                            (60,609,225)     (57,576,551)      (36,703,163)      (26,394,312)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions           (20,726,972)     (16,488,935)       (6,981,346)       (3,193,978)
Realized gain distributions                                                  0                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                        (20,726,972)     (16,488,935)       (6,981,346)       (3,193,978)
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            (54,889,907)     (41,132,782)      (15,891,486)       (5,679,468)
    End of period                                                  (52,384,411)     (41,008,349)      (16,886,079)       (5,638,278)
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    2,505,496          124,433          (994,593)           41,190
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $ (18,611,098)   $ (16,354,405)   $   (7,621,942)   $   (2,643,741)
                                                                 ==================================================================

                                                                   Large Cap       Large Cap        Large Cap           Mid Cap
                                                                    Growth         Composite          Value             Growth
                                                                   Portfolio       Portfolio        Portfolio          Portfolio
                                                                   (Class 1)       (Class 1)        (Class 1)          (Class 1)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $           0    $     16,282     $     37,121      $          0
                                                                 ----------------------------------------------------------------
        Total investment income                                              0          16,282           37,121                 0
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (179,602)        (60,928)        (159,445)         (159,317)
    Distribution expense charge                                        (21,384)         (7,289)         (19,064)          (19,005)
                                                                 ----------------------------------------------------------------
        Total expenses                                                (200,986)        (68,217)        (178,509)         (178,322)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                          (200,986)        (51,935)        (141,388)         (178,322)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                        4,996,349       1,446,030        4,702,412         4,433,494
    Cost of shares sold                                             (9,471,754)     (2,194,711)      (5,925,881)       (7,582,801)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions            (4,475,405)       (748,681)      (1,223,469)       (3,149,307)
Realized gain distributions                                                  0               0           52,431                 0
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                         (4,475,405)       (748,681)      (1,171,038)       (3,149,307)
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            (12,105,993)     (1,695,716)      (1,092,099)       (6,968,196)
    End of period                                                  (10,232,151)     (1,924,267)      (2,635,828)       (6,675,704)
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    1,873,842        (228,551)      (1,543,729)          292,492
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (2,802,549)   $ (1,029,167)    $ (2,856,155)     $ (3,035,137)
                                                                 ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                    Mid Cap                        International      Diversified
                                                                     Value          Small Cap         Equity          Fixed Income
                                                                   Portfolio        Portfolio        Portfolio         Portfolio
                                                                   (Class 1)        (Class 1)        (Class 1)         (Class 1)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $      25,864    $           0    $       27,871    $       80,912
                                                                 ------------------------------------------------------------------
        Total investment income                                         25,864                0            27,871            80,912
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (167,283)        (123,094)          (84,590)         (209,850)
    Distribution expense charge                                        (19,975)         (14,693)          (10,108)          (25,057)
                                                                 ------------------------------------------------------------------
        Total expenses                                                (187,258)        (137,787)          (94,698)         (234,907)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                          (161,394)        (137,787)          (66,827)         (153,995)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                        5,768,082        3,387,138         1,991,336         5,207,563
    Cost of shares sold                                             (6,133,899)      (5,637,335)       (3,565,193)       (4,999,204)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions              (365,817)      (2,250,197)       (1,573,857)          208,359
Realized gain distributions                                            178,740                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                           (187,077)      (2,250,197)       (1,573,857)          208,359
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                              1,906,381       (4,408,372)       (4,352,038)          126,959
    End of period                                                     (576,332)      (5,221,768)       (4,869,513)        1,269,413
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (2,482,713)        (813,396)         (517,475)        1,142,454
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (2,831,184)   $  (3,201,380)   $   (2,158,159)   $    1,196,818
                                                                 ==================================================================

                                                                      Cash           Focus                             Moderate
                                                                   Management       Growth            Growth            Growth
                                                                   Portfolio       Portfolio         Strategy          Strategy
                                                                   (Class 1)       (Class 1)         (Class 2)         (Class 2)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $      93,012    $          0     $  1,038,546      $  2,485,487
                                                                 ----------------------------------------------------------------
        Total investment income                                         93,012               0        1,038,546         2,485,487
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                  (90,282)        (77,650)      (1,346,350)       (2,353,382)
    Distribution expense charge                                        (10,748)         (9,267)        (140,535)         (245,981)
                                                                 ----------------------------------------------------------------
        Total expenses                                                (101,030)        (86,917)      (1,486,885)       (2,599,363)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                            (8,018)        (86,917)        (448,339)         (113,876)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                        9,129,534       1,722,947       23,052,213        30,008,070
    Cost of shares sold                                             (9,108,261)     (2,394,783)     (28,393,828)      (32,649,413)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                21,273        (671,836)      (5,341,615)       (2,641,343)
Realized gain distributions                                                  0               0                0                 0
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                             21,273        (671,836)      (5,341,615)       (2,641,343)
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                 38,492      (1,601,627)     (13,619,611)      (15,046,645)
    End of period                                                      (18,799)     (1,999,476)     (19,729,178)      (26,846,261)
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                      (57,291)       (397,849)      (6,109,567)      (11,799,616)
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $     (44,036)   $ (1,156,602)    $(11,899,521)     $(14,554,835)
                                                                 ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                    Balanced      Conservative       Large Cap          Large Cap
                                                                     Growth          Growth           Growth            Composite
                                                                    Strategy        Strategy         Portfolio          Portfolio
                                                                   (Class 2)        (Class 2)        (Class 2)          (Class 2)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $   2,632,938    $   2,399,998    $            0    $       31,535
                                                                 ------------------------------------------------------------------
        Total investment income                                      2,632,938        2,399,998                 0            31,535
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                               (2,037,857)      (1,544,256)         (541,551)         (225,678)
    Distribution expense charge                                       (215,987)        (163,740)          (56,107)          (23,582)
                                                                 ------------------------------------------------------------------
        Total expenses                                              (2,253,844)      (1,707,996)         (597,658)         (249,260)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                           379,094          692,002          (597,658)         (217,725)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       27,071,621       24,075,039         8,127,445         5,371,126
    Cost of shares sold                                            (27,771,793)     (24,358,616)      (10,764,239)       (6,543,855)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions              (700,172)        (283,577)       (2,636,794)       (1,172,729)
Realized gain distributions                                                  0                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                           (700,172)        (283,577)       (2,636,794)       (1,172,729)
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                             (7,908,772)      (3,214,503)       (6,832,253)       (1,314,856)
    End of period                                                  (14,411,942)      (4,872,435)       (9,018,968)       (2,478,341)
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (6,503,170)      (1,657,932)       (2,186,715)       (1,163,485)
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (6,824,248)   $  (1,249,507)   $   (5,421,167)   $   (2,553,939)
                                                                 ==================================================================

                                                                   Large Cap        Mid Cap          Mid Cap
                                                                     Value           Growth           Value           Small Cap
                                                                   Portfolio       Portfolio        Portfolio         Portfolio
                                                                   (Class 2)       (Class 2)        (Class 2)         (Class 2)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $     139,613    $          0     $     75,973      $          0
                                                                 ----------------------------------------------------------------
        Total investment income                                        139,613               0           75,973                 0
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (745,901)       (445,761)        (696,454)         (402,919)
    Distribution expense charge                                        (77,618)        (46,132)         (72,450)          (41,714)
                                                                 ----------------------------------------------------------------
        Total expenses                                                (823,519)       (491,893)        (768,904)         (444,633)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                          (683,906)       (491,893)        (692,931)         (444,633)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       17,522,095      12,882,365       16,271,819        10,939,604
    Cost of shares sold                                            (20,491,171)    (15,660,987)     (17,988,178)      (13,413,526)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions            (2,969,076)     (2,778,622)      (1,716,359)       (2,473,922)
Realized gain distributions                                            235,122               0          670,818                 0
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                         (2,733,954)     (2,778,622)      (1,045,541)       (2,473,922)
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                             (3,393,242)     (2,094,572)       2,854,493          (539,609)
    End of period                                                   (9,458,181)     (4,436,067)      (4,382,895)       (5,121,723)
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (6,064,939)     (2,341,495)      (7,237,388)       (4,582,114)
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (9,482,799)   $ (5,612,010)    $ (8,975,860)     $ (7,500,669)
                                                                 ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                 International     Diversified          Cash              Focus
                                                                     Equity        Fixed Income      Management          Growth
                                                                   Portfolio        Portfolio         Portfolio         Portfolio
                                                                   (Class 2)        (Class 2)         (Class 2)         (Class 2)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $      54,884    $     479,663    $      607,687    $            0
                                                                 ------------------------------------------------------------------
        Total investment income                                         54,884          479,663           607,687                 0
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (339,982)      (1,374,560)         (634,713)         (457,965)
    Distribution expense charge                                        (36,032)        (144,877)          (68,864)          (47,891)
                                                                 ------------------------------------------------------------------
        Total expenses                                                (376,014)      (1,519,437)         (703,577)         (505,856)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                          (321,130)      (1,039,774)          (95,890)         (505,856)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                      220,069,160       86,541,484       219,912,411        12,051,538
    Cost of shares sold                                           (221,029,692)     (85,543,311)     (220,022,841)      (14,829,243)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions              (960,532)         998,173          (110,430)       (2,777,705)
Realized gain distributions                                                  0                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                           (960,532)         998,173          (110,430)       (2,777,705)
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                             (1,300,127)         (26,062)           97,706        (2,886,429)
    End of period                                                   (4,216,499)       6,514,978          (124,412)       (4,824,846)
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (2,916,372)       6,541,040          (222,118)       (1,938,417)
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (4,198,034)   $   6,499,439    $     (428,438)   $   (5,221,978)
                                                                 ==================================================================

                                                                 Focus Growth        Focus             Focus
                                                                  and Income         Value            TechNet           Growth
                                                                   Portfolio       Portfolio         Portfolio         Strategy
                                                                   (Class 2)       (Class 2)         (Class 2)       (Class 3)(1)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $           0    $    181,939     $          0      $          3
                                                                 ----------------------------------------------------------------
        Total investment income                                              0         181,939                0                 3
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                 (222,890)       (235,451)         (81,493)              (26)
    Distribution expense charge                                        (23,383)        (24,776)          (8,585)               (2)
                                                                 ----------------------------------------------------------------
        Total expenses                                                (246,273)       (260,227)         (90,078)              (28)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                          (246,273)        (78,288)         (90,078)              (25)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                        7,276,231      10,630,153       11,093,107            29,709
    Cost of shares sold                                             (8,053,762)    (12,002,879)     (13,346,519)          (29,508)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions              (777,531)     (1,372,726)      (2,253,412)              201
Realized gain distributions                                                  0         468,217                0                 0
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                           (777,531)       (904,509)      (2,253,412)              201
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                   (726)       (220,524)      (1,655,761)                0
    End of period                                                     (338,330)       (669,798)          71,188               793
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (337,604)       (449,274)       1,726,949               793
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $  (1,361,408)   $ (1,432,071)    $   (616,541)     $        969
                                                                 ================================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                    Moderate        Balanced        Conservative       Large Cap
                                                                     Growth          Growth            Growth            Growth
                                                                    Strategy        Strategy          Strategy         Portfolio
                                                                 (Class 3) (1)    (Class 3) (1)     (Class 3) (1)     (Class 3) (1)
                                                                 ------------------------------------------------------------------
Investment income:
    Dividends                                                    $           4    $           5    $            6    $            0
                                                                 ------------------------------------------------------------------
        Total investment income                                              4                5                 6                 0
                                                                 ------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                     (831)            (728)              (54)              (86)
    Distribution expense charge                                            (81)             (71)               (6)               (8)
                                                                 ------------------------------------------------------------------
        Total expenses                                                    (912)            (799)              (60)              (94)
                                                                 ------------------------------------------------------------------

Net investment income (loss)                                              (908)            (794)              (54)              (94)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            3,604            3,890             2,352             1,627
    Cost of shares sold                                                 (3,320)          (3,576)           (2,114)           (1,544)
                                                                 ------------------------------------------------------------------

Net realized gains (losses) from securities transactions                   284              314               238                83
Realized gain distributions                                                  0                0                 0                 0
                                                                 ------------------------------------------------------------------

Net realized gains (losses)                                                284              314               238                83
                                                                 ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                      0                0                 0                 0
    End of period                                                       10,853           16,725             1,496             4,278
                                                                 ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                       10,853           16,725             1,496             4,278
                                                                 ------------------------------------------------------------------

Increase (decrease) in net assets from operations                $      10,229    $      16,245    $        1,680    $        4,267
                                                                 ==================================================================

                                                                   Large Cap        Large Cap         Mid Cap            Mid Cap
                                                                   Composite          Value           Growth              Value
                                                                   Portfolio        Portfolio        Portfolio          Portfolio
                                                                 (Class 3) (1)    (Class 3) (1)    (Class 3) (1)      (Class 3) (1)
                                                                 ----------------------------------------------------------------
Investment income:
    Dividends                                                    $           1    $          1     $          0      $          1
                                                                 ----------------------------------------------------------------
        Total investment income                                              1               1                0                 1
                                                                 ----------------------------------------------------------------

Expenses:
    Mortality and expense risk charge                                      (11)            (86)             (65)              (55)
    Distribution expense charge                                             (1)             (8)              (6)               (6)
                                                                 ----------------------------------------------------------------
        Total expenses                                                     (12)            (94)             (71)              (61)
                                                                 ----------------------------------------------------------------

Net investment income (loss)                                               (11)            (93)             (71)              (60)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            1,551           1,655            4,802             1,609
    Cost of shares sold                                                 (1,468)         (1,544)          (4,599)           (1,516)
                                                                 ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                    83             111              203                93
Realized gain distributions                                                  0               1                0                 4
                                                                 ----------------------------------------------------------------

Net realized gains (losses)                                                 83             112              203                97
                                                                 ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                      0               0                0                 0
    End of period                                                            4           4,815            3,146             2,200
                                                                 ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                            4           4,815            3,146             2,200
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets from operations                $          76    $      4,834     $      3,278      $      2,237
                                                                 ================================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                            International  Diversified        Cash
                                                               Small Cap       Equity      Fixed Income    Management
                                                               Portfolio      Portfolio      Portfolio      Portfolio
                                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                             ---------------------------------------------------------
Investment income:
     Dividends                                               $          0   $          1   $          1   $          3
                                                             ---------------------------------------------------------
         Total investment income                                        0              1              1              3
                                                             ---------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (31)           (79)        (2,839)        (1,668)
     Distribution expense charge                                       (3)            (8)          (273)          (142)
                                                             ---------------------------------------------------------
         Total expenses                                               (34)           (87)        (3,112)        (1,810)
                                                             ---------------------------------------------------------

Net investment income (loss)                                          (34)           (86)        (3,111)        (1,807)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      1,591          1,586        263,267        191,704
     Cost of shares sold                                           (1,490)        (1,542)      (262,134)      (191,656)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions              101             44          1,133             48
Realized gain distributions                                             0              0              0              0
                                                             ---------------------------------------------------------

Net realized gains (losses)                                           101             44          1,133             48
                                                             ---------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                0              0              0              0
     End of period                                                  1,663          4,203         16,386            151
                                                             ---------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   1,663          4,203         16,386            151
                                                             ---------------------------------------------------------

Increase (decrease) in net assets from operations            $      1,730   $      4,161   $     14,408   $     (1,608)
                                                             =========================================================

                                                                Focus       Focus Growth       Focus          Focus
                                                                Growth       and Income        Value         TechNet
                                                               Portfolio     Portfolio       Portfolio      Portfolio
                                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                             ---------------------------------------------------------
Investment income:
     Dividends                                               $          0   $          0   $          3   $          0
                                                             ---------------------------------------------------------
         Total investment income                                        0              0              3              0
                                                             ---------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (16)          (105)           (53)            (3)
     Distribution expense charge                                       (1)           (11)            (6)             0
                                                             ---------------------------------------------------------
         Total expenses                                               (17)          (116)           (59)            (3)
                                                             ---------------------------------------------------------

Net investment income (loss)                                          (17)          (116)           (56)            (3)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      1,552          1,629          1,642          1,655
     Cost of shares sold                                           (1,474)        (1,571)        (1,518)        (1,463)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions               78             58            124            192
Realized gain distributions                                             0              0              9              0
                                                             ---------------------------------------------------------

Net realized gains (losses)                                            78             58            133            192
                                                             ---------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                0              0              0              0
     End of period                                                    281          5,667          1,142             49
                                                             ---------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     281          5,667          1,142             49
                                                             ---------------------------------------------------------

Increase (decrease) in net assets from operations            $        342   $      5,609   $      1,219   $        238
                                                             =========================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                      Moderate        Balanced       Conservative
                                                                     Growth            Growth          Growth           Growth
                                                                    Strategy          Strategy        Strategy         Strategy
                                                                    (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (389,622)   $      10,097    $     353,997    $     509,047
    Net realized gains (losses) from securities
       transactions                                                 (20,726,972)     (16,488,935)      (6,981,346)      (3,193,978)
    Change in net unrealized appreciation
       (depreciation) of investments                                  2,505,496          124,433         (994,593)          41,190
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations               (18,611,098)     (16,354,405)      (7,621,942)      (2,643,741)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                     839,437          587,915          279,729          670,187
       Cost of units redeemed                                       (12,467,392)     (12,390,961)     (10,463,975)     (10,420,128)
       Annuity benefit payments                                        (145,396)        (133,807)         (73,820)         (96,069)
       Net transfers                                                (19,453,333)     (19,325,066)      (5,973,398)       1,673,622
       Contract maintenance charge                                      (85,687)         (71,245)         (47,697)         (29,200)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (31,312,371)     (31,333,164)     (16,279,161)      (8,201,588)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                   (49,923,469)     (47,687,569)     (23,901,103)     (10,845,329)
Net assets at beginning of period                                   157,031,366      166,340,750      119,574,001       85,371,281
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $ 107,107,897    $ 118,653,181    $  95,672,898    $  74,525,952
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                           65,427           46,380           21,190           52,901
    Units redeemed                                                     (990,391)        (969,969)        (808,233)        (818,212)
    Units transferred                                                (1,554,463)      (1,537,130)        (460,158)         125,914
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                             (2,479,427)      (2,460,719)      (1,247,201)        (639,397)
Beginning units                                                      10,664,696       11,489,842        8,482,162        6,217,833
                                                                  ----------------------------------------------------------------
Ending units                                                          8,185,269        9,029,123        7,234,961        5,578,436
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                              692              701              745                -
    Units redeemed                                                      (23,112)         (33,670)         (33,192)         (11,846)
    Units transferred                                                   (17,565)         (14,255)         (25,817)           3,118
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (39,985)         (47,224)         (58,264)          (8,728)
Beginning units                                                         243,444          227,877          227,027          132,461
                                                                  ----------------------------------------------------------------
Ending units                                                            203,459          180,653          168,763          123,733
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -                -                -                -
     Units redeemed                                                           -                -                -                -
     Units transferred                                                        -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================

                                                                    Large Cap        Large Cap       Large Cap          Mid Cap
                                                                     Growth          Composite         Value            Growth
                                                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (200,986)   $     (51,935)   $    (141,388)   $    (178,322)
    Net realized gains (losses) from securities
       transactions                                                  (4,475,405)        (748,681)      (1,171,038)      (3,149,307)
    Change in net unrealized appreciation
       (depreciation) of investments                                  1,873,842         (228,551)      (1,543,729)         292,492
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (2,802,549)      (1,029,167)      (2,856,155)      (3,035,137)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                      52,737           11,290           43,868           42,106
       Cost of units redeemed                                        (1,086,711)        (338,162)      (1,131,490)      (1,531,232)
       Annuity benefit payments                                          (1,218)            (741)          (2,780)            (819)
       Net transfers                                                 (2,463,235)        (283,986)      (1,704,800)      (1,931,489)
       Contract maintenance charge                                       (6,963)          (2,152)          (4,298)          (6,401)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      (3,505,390)        (613,751)      (2,799,500)      (3,427,835)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                    (6,307,939)      (1,642,918)      (5,655,655)      (6,462,972)
Net assets at beginning of period                                    19,546,687        6,145,402       17,218,760       17,888,985
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  13,238,748    $   4,502,484    $  11,563,105    $  11,426,013
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                            7,899            1,466            5,816            3,553
    Units redeemed                                                     (148,615)         (45,789)        (109,157)        (142,839)
    Units transferred                                                  (340,357)         (42,366)        (185,161)        (198,255)
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                               (481,073)         (86,689)        (288,502)        (337,541)
Beginning units                                                       2,259,645          670,641        1,462,924        1,377,519
                                                                  ----------------------------------------------------------------
Ending units                                                          1,778,572          583,952        1,174,422        1,039,978
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                      (13,618)          (1,017)         (11,178)         (12,048)
    Units transferred                                                   (30,918)          (1,859)            (350)          (4,941)
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (44,536)          (2,876)         (11,528)         (16,989)
Beginning units                                                         221,014           23,619           60,523           94,966
                                                                  ----------------------------------------------------------------
Ending units                                                            176,478           20,743           48,995           77,977
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -                -                -                -
     Units redeemed                                                           -                -                -                -
     Units transferred                                                        -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                     Mid Cap                        International     Diversified
                                                                      Value          Small Cap         Equity         Fixed Income
                                                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (161,394)   $    (137,787)   $     (66,827)   $    (153,995)
    Net realized gains (losses) from securities
       transactions                                                    (187,077)      (2,250,197)      (1,573,857)         208,359
    Change in net unrealized appreciation
       (depreciation) of investments                                 (2,482,713)        (813,396)        (517,475)       1,142,454
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (2,831,184)      (3,201,380)      (2,158,159)       1,196,818
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                      85,616           61,214           31,193           48,529
       Cost of units redeemed                                        (1,859,071)      (1,150,859)        (530,638)      (2,201,165)
       Annuity benefit payments                                          (9,326)          (3,461)          (1,221)               0
       Net transfers                                                 (1,607,678)      (1,141,095)        (602,948)       3,054,136
       Contract maintenance charge                                       (3,976)          (4,105)          (2,490)          (4,133)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      (3,394,435)      (2,238,306)      (1,106,104)         897,367
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                    (6,225,619)      (5,439,686)      (3,264,263)       2,094,185
Net assets at beginning of period                                    17,237,519       14,095,807        9,048,213       15,426,164
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  11,011,900    $   8,656,121    $   5,783,950    $  17,520,349
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                            6,516            5,683            4,037            4,312
    Units redeemed                                                     (130,807)        (136,183)         (78,585)        (179,507)
    Units transferred                                                   (97,956)        (142,144)         (84,346)         252,376
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                               (222,247)        (272,644)        (158,894)          77,181
Beginning units                                                       1,019,912        1,275,746        1,109,280        1,338,549
                                                                  ----------------------------------------------------------------
Ending units                                                            797,665        1,003,102          950,386        1,415,730
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                       (7,300)          (6,466)          (8,012)         (13,516)
    Units transferred                                                   (37,753)            (443)          (9,329)          13,730
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (45,053)          (6,909)         (17,341)             214
Beginning units                                                          82,010           72,435           57,707           73,370
                                                                  ----------------------------------------------------------------
Ending units                                                             36,957           65,526           40,366           73,584
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================

                                                                      Cash             Focus                           Moderate
                                                                    Management        Growth           Growth           Growth
                                                                    Portfolio        Portfolio        Strategy         Strategy
                                                                    (Class 1)        (Class 1)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $      (8,018)   $     (86,917)   $    (448,339)   $    (113,876)
    Net realized gains (losses) from securities
       transactions                                                      21,273         (671,836)      (5,341,615)      (2,641,343)
    Change in net unrealized appreciation
       (depreciation) of investments                                    (57,291)        (397,849)      (6,109,567)     (11,799,616)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                   (44,036)      (1,156,602)     (11,899,521)     (14,554,835)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                     155,636           36,406       19,849,189       48,118,217
       Cost of units redeemed                                        (2,959,059)        (474,902)      (6,427,622)     (10,455,028)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                  2,986,180           34,870        4,628,574       18,505,150
       Contract maintenance charge                                       (1,623)          (3,578)         (42,760)         (46,993)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions         181,134         (407,204)      18,007,381       56,121,346
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                       137,098       (1,563,806)       6,107,860       41,566,511
Net assets at beginning of period                                     5,766,910        7,699,685       98,937,250      154,852,713
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $   5,904,008    $   6,135,879    $ 105,045,110    $ 196,419,224
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                           14,366            6,198          464,860        1,235,214
    Units redeemed                                                     (210,340)         (77,901)        (152,015)        (223,638)
    Units transferred                                                   222,081            7,654          271,908          474,391
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 26,107          (64,049)         584,753        1,485,967
Beginning units                                                         487,732        1,102,957        1,631,316        2,857,130
                                                                  ----------------------------------------------------------------
Ending units                                                            513,839        1,038,908        2,216,069        4,343,097
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                      (63,226)          (9,107)               -                -
    Units transferred                                                    53,094             (331)               -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (10,132)          (9,438)               -                -
Beginning units                                                          43,620           70,526                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                             33,488           61,088                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                                -                -          114,281          260,255
    Units redeemed                                                            -                -           (3,705)         (12,840)
    Units transferred                                                         -                -           60,109           48,090
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -          170,685          295,505
Beginning units                                                               -                -           34,143           83,099
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -          204,828          378,604
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                                -                -          896,516        1,977,158
    Units redeemed                                                            -                -         (354,881)        (592,685)
    Units transferred                                                         -                -          (33,647)         819,602
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -          507,988        2,204,075
Beginning units                                                               -                -        5,213,111        7,910,311
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -        5,721,099       10,114,386
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                                -                -           24,341           96,902
    Units redeemed                                                            -                -             (115)          (2,635)
    Units transferred                                                         -                -            4,303           28,333
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -           28,529          122,600
Beginning units                                                               -                -           12,752           43,901
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -           41,281          166,501
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                                -                -           74,990          242,183
    Units redeemed                                                            -                -             (424)         (14,003)
    Units transferred                                                         -                -           18,429           74,941
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                                 -                -           92,995          303,121
Beginning units                                                               -                -           19,273           68,214
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -          112,268          371,335
                                                                  ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                    Balanced        Conservative      Large Cap        Large Cap
                                                                     Growth           Growth           Growth          Composite
                                                                    Strategy         Strategy         Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $     379,094    $     692,002    $    (597,658)   $    (217,725)
    Net realized gains (losses) from securities
       transactions                                                    (700,172)        (283,577)      (2,636,794)      (1,172,729)
    Change in net unrealized appreciation
       (depreciation) of investments                                 (6,503,170)      (1,657,932)      (2,186,715)      (1,163,485)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (6,824,248)      (1,249,507)      (5,421,167)      (2,553,939)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                  47,837,113       31,743,233       10,459,772        5,978,323
       Cost of units redeemed                                       (12,486,215)      (9,449,368)      (2,400,970)      (1,213,975)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                 27,885,834       44,468,994        5,613,432          788,713
       Contract maintenance charge                                      (34,992)         (22,483)          (8,455)          (3,896)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      63,201,740       66,740,376       13,663,779        5,549,165
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                    56,377,492       65,490,869        8,242,612        2,995,226
Net assets at beginning of period                                   123,147,411       81,208,456       37,007,912       15,328,272
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $ 179,524,903    $ 146,699,325    $  45,250,524    $  18,323,498
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                        1,652,479          966,516          471,874          349,152
    Units redeemed                                                     (298,959)        (276,340)        (109,068)         (47,985)
    Units transferred                                                   652,282        1,150,335          336,585           95,903
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                              2,005,802        1,840,511          699,391          397,070
Beginning units                                                       2,986,333        2,052,055          883,516          404,780
                                                                  ----------------------------------------------------------------
Ending units                                                          4,992,135        3,892,566        1,582,907          801,850
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                          245,657          213,941          152,200           66,532
    Units redeemed                                                      (12,473)         (32,110)          (2,677)            (778)
    Units transferred                                                   152,384          179,175           63,720            6,200
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           385,568          361,006          213,243           71,954
Beginning units                                                          91,728           22,358           13,658            1,625
                                                                  ----------------------------------------------------------------
Ending units                                                            477,296          383,364          226,901           73,579
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                        1,713,916        1,208,771          859,463          328,148
    Units redeemed                                                     (608,158)        (436,731)        (254,059)        (115,746)
    Units transferred                                                 1,196,086        1,962,859          394,030           29,262
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                         2,301,844        2,734,899          999,434          241,664
Beginning units                                                       5,836,193        3,942,972        3,760,070        1,320,387
                                                                  ----------------------------------------------------------------
Ending units                                                          8,138,037        6,677,871        4,759,504        1,562,051
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                          117,822           65,612           41,861           11,024
    Units redeemed                                                      (29,331)          (2,682)            (461)             (91)
    Units transferred                                                    98,987           43,240           (3,648)           1,123
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           187,478          106,170           37,752           12,056
Beginning units                                                          34,554           28,828           14,466            4,044
                                                                  ----------------------------------------------------------------
Ending units                                                            222,032          134,998           52,218           16,100
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                           73,011           49,036           21,934           47,116
    Units redeemed                                                      (49,560)          (1,459)            (557)             (18)
    Units transferred                                                    84,976          150,121           27,103          (32,814)
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           108,427          197,698           48,480           14,284
Beginning units                                                          64,966           25,766            9,172            4,539
                                                                  ----------------------------------------------------------------
Ending units                                                            173,393          223,464           57,652           18,823
                                                                  ================================================================

                                                                    Large Cap         Mid Cap          Mid Cap
                                                                      Value            Growth           Value          Small Cap
                                                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (683,906)   $    (491,893)   $    (692,931)   $    (444,633)
    Net realized gains (losses) from securities
       transactions                                                  (2,733,954)      (2,778,622)      (1,045,541)      (2,473,922)
    Change in net unrealized appreciation
       (depreciation) of investments                                 (6,064,939)      (2,341,495)      (7,237,388)      (4,582,114)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (9,482,799)      (5,612,010)      (8,975,860)      (7,500,669)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                  12,689,592        7,997,739       11,799,049       10,061,576
       Cost of units redeemed                                        (3,849,161)      (1,967,659)      (3,887,121)      (1,959,113)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                  5,269,402          947,083         (137,031)        (841,348)
       Contract maintenance charge                                      (11,066)          (7,979)         (11,078)          (6,690)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      14,098,767        6,969,184        7,763,819        7,254,425
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                     4,615,968        1,357,174       (1,212,041)        (246,244)
Net assets at beginning of period                                    52,651,828       34,553,224       50,248,919       31,232,150
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  57,267,796    $  35,910,398    $  49,036,878    $  30,985,906
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                          459,691          238,503          300,758          417,972
    Units redeemed                                                     (120,711)         (41,480)         (85,200)         (86,145)
    Units transferred                                                   225,490           64,169          165,890           50,083
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                564,470          261,192          381,448          381,910
Beginning units                                                       1,003,046          563,531          671,549          579,987
                                                                  ----------------------------------------------------------------
Ending units                                                          1,567,516          824,723        1,052,997          961,897
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                          145,933           84,366           68,345           98,660
    Units redeemed                                                       (3,111)          (1,152)            (845)          (1,257)
    Units transferred                                                    80,821           54,632           31,550           47,707
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           223,643          137,846           99,050          145,110
Beginning units                                                          11,012            6,321            3,389            5,767
                                                                  ----------------------------------------------------------------
Ending units                                                            234,655          144,167          102,439          150,877
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                          630,828          402,261          439,393          610,405
    Units redeemed                                                     (288,690)        (157,407)        (205,980)        (157,841)
    Units transferred                                                   209,182          (23,087)        (252,103)        (208,123)
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           551,320          221,767          (18,690)         244,441
Beginning units                                                       3,640,453        2,242,813        2,540,248        2,401,029
                                                                  ----------------------------------------------------------------
Ending units                                                          4,191,773        2,464,580        2,521,558        2,645,470
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                           42,222           25,064           25,758           35,399
    Units redeemed                                                         (497)          (1,071)            (314)            (227)
    Units transferred                                                       455            1,940             (398)           4,376
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            42,180           25,933           25,046           39,548
Beginning units                                                          13,481           25,874            5,255            4,412
                                                                  ----------------------------------------------------------------
Ending units                                                             55,661           51,807           30,301           43,960
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                           50,927           46,112           39,766           48,956
    Units redeemed                                                         (552)            (309)            (372)            (557)
    Units transferred                                                    (1,093)         (15,293)           1,695           (9,918)
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            49,282           30,510           41,089           38,481
Beginning units                                                           7,302            5,370            5,208            5,097
                                                                  ----------------------------------------------------------------
Ending units                                                             56,584           35,880           46,297           43,578
                                                                  ================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                  International     Diversified          Cash           Focus
                                                                      Equity        Fixed Income      Management        Growth
                                                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (321,130)   $  (1,039,774)   $     (95,890)   $    (505,856)
    Net realized gains (losses) from securities
       transactions                                                    (960,532)         998,173         (110,430)      (2,777,705)
    Change in net unrealized appreciation
       (depreciation) of investments                                 (2,916,372)       6,541,040         (222,118)      (1,938,417)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (4,198,034)       6,499,439         (428,438)      (5,221,978)
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                   8,507,403       34,683,105       36,716,286       10,032,460
       Cost of units redeemed                                        (1,215,094)      (9,325,567)     (24,072,530)      (3,535,948)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                  4,117,379       58,753,369        5,939,321        1,709,778
       Contract maintenance charge                                       (4,413)         (14,850)          (6,463)         (11,356)
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      11,405,275       84,096,057       18,576,614        8,194,934
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                     7,207,241       90,595,496       18,148,176        2,972,956
Net assets at beginning of period                                    22,913,462       51,800,174       31,893,473       33,702,315
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  30,120,703    $ 142,395,670    $  50,041,649    $  36,675,271
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                          492,006        1,323,374        1,854,910          915,708
    Units redeemed                                                      (53,199)        (418,897)      (1,662,168)        (163,319)
    Units transferred                                                   673,163          881,757          540,533          479,134
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                              1,111,970        1,786,234          733,275        1,231,523
Beginning units                                                       1,039,877        1,670,108        1,208,137          990,386
                                                                  ----------------------------------------------------------------
Ending units                                                          2,151,847        3,456,342        1,941,412        2,221,909
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                          173,213          185,846          268,900          189,824
    Units redeemed                                                       (2,173)          (3,321)         (14,057)          (1,108)
    Units transferred                                                    96,732          191,337           28,980           20,111
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           267,772          373,862          283,823          208,827
Beginning units                                                           3,862            6,446            1,727           12,042
                                                                  ----------------------------------------------------------------
Ending units                                                            271,634          380,308          285,550          220,869
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                          621,973        1,444,107        1,227,278          628,445
    Units redeemed                                                     (146,425)        (395,038)        (544,142)        (472,714)
    Units transferred                                                   320,074        3,998,772         (109,311)        (218,697)
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           795,622        5,047,841          573,825          (62,966)
Beginning units                                                       1,904,051        3,068,281        1,737,471        4,111,610
                                                                  ----------------------------------------------------------------
Ending units                                                          2,699,673        8,116,122        2,311,296        4,048,644
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                           29,240           70,436           26,539           65,819
    Units redeemed                                                         (877)          (1,285)          (6,664)         (16,310)
    Units transferred                                                    (2,127)          (4,553)          52,971            4,917
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            26,236           64,598           72,846           54,426
Beginning units                                                           8,133           13,415            2,287           15,022
                                                                  ----------------------------------------------------------------
Ending units                                                             34,369           78,013           75,133           69,448
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                           14,651           25,837           22,605            4,934
    Units redeemed                                                         (153)            (677)             210             (209)
    Units transferred                                                     7,586          148,102           32,172           21,106
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            22,084          173,262           54,987           25,831
Beginning units                                                             261            1,258              456           16,100
                                                                  ----------------------------------------------------------------
Ending units                                                             22,345          174,520           55,443           41,931
                                                                  ================================================================

                                                                  Focus Growth         Focus            Focus
                                                                   and Income          Value           TechNet           Growth
                                                                   Portfolio         Portfolio        Portfolio         Strategy
                                                                   (Class 2)         (Class 2)        (Class 2)      (Class 3) (1)
                                                                  ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                      $    (246,273)   $     (78,288)   $     (90,078)   $         (25)
    Net realized gains (losses) from securities
       transactions                                                    (777,531)        (904,509)      (2,253,412)             201
    Change in net unrealized appreciation
       (depreciation) of investments                                   (337,604)        (449,274)       1,726,949              793
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (1,361,408)      (1,432,071)        (616,541)             969
                                                                  ----------------------------------------------------------------

From capital transactions
       Net proceeds from units sold                                   7,119,084        8,865,060        2,080,860           32,007
       Cost of units redeemed                                          (820,995)      (1,247,861)        (844,491)            (137)
       Annuity benefit payments                                               0                0                0                0
       Net transfers                                                  3,486,038        1,240,763        4,977,304            3,498
       Contract maintenance charge                                       (3,455)          (2,851)          (2,208)               0
                                                                  ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions       9,780,672        8,855,111        6,211,465           35,368
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets                                     8,419,264        7,423,040        5,594,924           36,337
Net assets at beginning of period                                    13,818,473       13,591,403        5,099,065                0
                                                                  ----------------------------------------------------------------
Net assets at end of period                                       $  22,237,737    $  21,014,443    $  10,693,989    $      36,337
                                                                  ================================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                          437,925          489,750          375,110                -
    Units redeemed                                                      (18,131)         (20,389)         (52,044)               -
    Units transferred                                                   182,588          196,594          988,850                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                602,382          665,955        1,311,916                -
Beginning units                                                         349,802          225,323          301,064                -
                                                                  ----------------------------------------------------------------
Ending units                                                            952,184          891,278        1,612,980                -
                                                                  ================================================================
Contracts with total expenses of 1.52% :
    Units sold                                                                -                -                -                -
    Units redeemed                                                            -                -                -                -
    Units transferred                                                         -                -                -                -
                                                                  ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      -                -                -                -
Beginning units                                                               -                -                -                -
                                                                  ----------------------------------------------------------------
Ending units                                                                  -                -                -                -
                                                                  ================================================================
Contracts with total expenses of 1.55% :
    Units sold                                                           72,053           88,618           40,505                8
    Units redeemed                                                       (1,487)          (1,011)          (1,208)               -
    Units transferred                                                    39,467           13,953           75,889              282
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           110,033          101,560          115,186              290
Beginning units                                                           3,960            1,916           18,283                -
                                                                  ----------------------------------------------------------------
Ending units                                                            113,993          103,476          133,469              290
                                                                  ================================================================
Contracts with total expenses of 1.65% :
    Units sold                                                          444,636          334,631          271,768                -
    Units redeemed                                                      (96,641)        (116,456)        (247,403)               -
    Units transferred                                                   282,854          (87,194)         478,849                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                           630,849          130,981          503,214                -
Beginning units                                                       1,303,889        1,017,059        1,092,695                -
                                                                  ----------------------------------------------------------------
Ending units                                                          1,934,738        1,148,040        1,595,909                -
                                                                  ================================================================
Contracts with total expenses of 1.70% :
    Units sold                                                           30,292           40,567           41,777            2,541
    Units redeemed                                                       (1,718)          (1,004)            (829)               -
    Units transferred                                                     4,587           (4,211)         206,581                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            33,161           35,352          247,529            2,541
Beginning units                                                          11,516            6,825            5,105                -
                                                                  ----------------------------------------------------------------
Ending units                                                             44,677           42,177          252,634            2,541
                                                                  ================================================================
Contracts with total expenses of 1.95% :
    Units sold                                                            8,646           15,001           43,248                8
    Units redeemed                                                         (161)            (222)            (179)               -
    Units transferred                                                     8,804           19,750            4,564                -
                                                                  ----------------------------------------------------------------
Increase in units outstanding                                            17,289           34,529           47,633                8
Beginning units                                                          10,118           15,685           13,502                -
                                                                  ----------------------------------------------------------------
Ending units                                                             27,407           50,214           61,135                8
                                                                  ================================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                     Moderate       Balanced     Conservative     Large Cap
                                                                      Growth         Growth         Growth         Growth
                                                                     Strategy       Strategy       Strategy       Portfolio
                                                                   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $       (908)  $       (794)  $        (54)  $        (94)
     Net realized gains (losses) from securities
         transactions                                                       284            314            238             83
     Change in net unrealized appreciation
         (depreciation) of investments                                   10,853         16,725          1,496          4,278
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                   10,229         16,245          1,680          4,267
                                                                   ---------------------------------------------------------

From capital transactions

         Net proceeds from units sold                                   213,448        285,002         30,365         44,945
         Cost of units redeemed                                            (127)          (126)          (297)             0
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                        0        114,633          1,064              0
         Contract maintenance charge                                          0              0              0              0
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions        213,321        399,509         31,132         44,945
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                       223,550        415,754         32,812         49,212
Net assets at beginning of period                                             0              0              0              0
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $    223,550   $    415,754   $     32,812   $     49,212
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                             874         17,239          1,622          3,638
     Units redeemed                                                           -              -            (13)             -
     Units transferred                                                        -              -             85              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                               874         17,239          1,694          3,638
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                874         17,239          1,694          3,638
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                          16,596          5,918            798             16
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            16,596          5,918            798             16
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             16,596          5,918            798             16
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               8              8              8          3,614
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -          9,344              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 8          9,352              8          3,614
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  8          9,352              8          3,614
                                                                   =========================================================

                                                                     Large Cap      Large Cap      Mid Cap         Mid Cap
                                                                     Composite        Value         Growth          Value
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (11)  $        (93)  $        (71)  $        (60)
     Net realized gains (losses) from securities
         transactions                                                        83            112            203             97
     Change in net unrealized appreciation
         (depreciation) of investments                                        4          4,815          3,146          2,200
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                       76          4,834          3,278          2,237
                                                                   ---------------------------------------------------------

From capital transactions

         Net proceeds from units sold                                     2,223         44,917         39,808         41,759
         Cost of units redeemed                                               0              0              0              0
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                        0              0              0              0
         Contract maintenance charge                                          0              0              0              0
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions          2,223         44,917         39,808         41,759
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                         2,299         49,751         43,086         43,996
Net assets at beginning of period                                             0              0              0              0
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $      2,299   $     49,751   $     43,086   $     43,996
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                             281          2,728          3,501          3,525
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                               281          2,728          3,501          3,525
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                281          2,728          3,501          3,525
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                              14             12             11              9
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                14             12             11              9
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 14             12             11              9
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                              14          2,691            688              9
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                14          2,691            688              9
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 14          2,691            688              9
                                                                   =========================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                                  International  Diversified       Cash
                                                                     Small Cap       Equity      Fixed Income    Management
                                                                     Portfolio      Portfolio     Portfolio       Portfolio
                                                                   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (34)  $        (86)  $     (3,111)  $     (1,807)
     Net realized gains (losses) from securities
         transactions                                                       101             44          1,133             48
     Change in net unrealized appreciation
         (depreciation) of investments                                    1,663          4,203         16,386            151
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                    1,730          4,161         14,408         (1,608)
                                                                   ---------------------------------------------------------

From capital transactions

         Net proceeds from units sold                                    23,634         54,931      1,551,838        433,065
         Cost of units redeemed                                               0              0       (251,838)           (66)
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                        0              0        412,854       (182,893)
         Contract maintenance charge                                          0              0              0              0
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions         23,634         54,931      1,712,854        250,106
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                        25,364         59,092      1,727,262        248,498
Net assets at beginning of period                                             0              0              0              0
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $     25,364   $     59,092   $  1,727,262   $    248,498
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                           3,095          8,801         98,642            333
     Units redeemed                                                           -              -        (22,246)            (6)
     Units transferred                                                        -              -         20,355            (52)
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             3,095          8,801         96,751            275
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              3,095          8,801         96,751            275
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                              13             17         36,523          5,144
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                13             17         36,523          5,144
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 13             17         36,523          5,144
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                              13          1,344          1,874         34,649
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -         16,196        (16,925)
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                13          1,344         18,070         17,724
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 13          1,344         18,070         17,724
                                                                   =========================================================

                                                                       Focus      Focus Growth       Focus          Focus
                                                                      Growth       and Income        Value         TechNet
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) *
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (17)  $       (116)  $        (56)  $         (3)
     Net realized gains (losses) from securities
         transactions                                                        78             58            133            192
     Change in net unrealized appreciation
         (depreciation) of investments                                      281          5,667          1,142             49
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                      342          5,609          1,219            238
                                                                   ---------------------------------------------------------

From capital transactions

         Net proceeds from units sold                                     6,235         71,299         15,552            116
         Cost of units redeemed                                               0              0              0              0
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                        0              0              0              0
         Contract maintenance charge                                          0              0              0              0
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions          6,235         71,299         15,552            116
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                         6,577         76,908         16,771            354
Net assets at beginning of period                                             0              0              0              0
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $      6,577   $     76,908   $     16,771   $        354
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                              19          9,721          1,339             43
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                19          9,721          1,339             43
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 19          9,721          1,339             43
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                           1,141            558            442             42
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             1,141            558            442             42
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              1,141            558            442             42
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                              19             15             12             42
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                19             15             12             42
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                 19             15             12             42
                                                                   =========================================================

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

* Increase relates to net assets retained in Variable Annuity Account Five by AIG Sun America Life Assurance Company.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002

                                                                                    Moderate       Balanced     Conservative
                                                                      Growth         Growth         Growth         Growth
                                                                     Strategy       Strategy       Strategy       Strategy
                                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $  5,108,465   $  4,383,296   $  3,967,737   $  2,260,269
     Net realized gains (losses) from securities
         transactions                                                (9,826,145)    (6,008,236)    (2,770,076)      (905,520)
     Change in net unrealized appreciation
         (depreciation) of investments                              (27,884,713)   (24,910,982)   (12,979,425)    (5,779,732)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations              (32,602,393)   (26,535,922)   (11,781,764)    (4,424,983)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                 1,775,980      1,815,721        973,479        415,658
         Cost of units redeemed                                     (19,185,279)   (14,208,976)   (12,317,142)    (8,931,466)
         Annuity benefit payments                                      (112,411)      (144,282)       (37,866)       (35,652)
         Net transfers                                               (5,683,389)       414,097      2,460,391      6,820,162
         Contract maintenance charge                                    (93,035)       (75,111)       (47,998)       (28,504)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions    (23,298,134)   (12,198,551)    (8,969,136)    (1,759,802)
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                   (55,900,527)   (38,734,473)   (20,750,900)    (6,184,785)
Net assets at beginning of period                                   212,931,893    205,075,223    140,324,901     91,556,066
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $157,031,366   $166,340,750   $119,574,001   $ 85,371,281
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                         109,225        119,497         65,945         29,379
     Units redeemed                                                  (1,232,866)      (966,241)      (790,220)      (622,090)
     Units transferred                                                 (415,589)       (18,701)       146,718        483,579
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                             (1,539,230)      (865,445)      (577,557)      (109,132)
Beginning units                                                      12,203,926     12,355,287      9,059,719      6,326,965
                                                                   ---------------------------------------------------------
Ending units                                                         10,664,696     11,489,842      8,482,162      6,217,833
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                           2,071            745            997            743
     Units redeemed                                                     (31,329)        (6,194)       (83,422)       (33,015)
     Units transferred                                                   (5,561)         5,242          4,344         14,906
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                (34,819)          (207)       (78,081)       (17,366)
Beginning units                                                         278,263        228,084        305,108        149,827
                                                                   ---------------------------------------------------------
Ending units                                                            243,444        227,877        227,027        132,461
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================

                                                                     Large Cap      Large Cap      Large Cap       Mid Cap
                                                                      Growth        Composite        Value         Growth
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $   (341,488)  $    (94,113)  $   (144,758)  $   (269,904)
     Net realized gains (losses) from securities
         transactions                                                (3,304,183)      (672,394)       285,348     (1,951,404)
     Change in net unrealized appreciation
         (depreciation) of investments                               (2,475,766)      (426,546)    (1,738,476)      (334,620)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations               (6,121,437)    (1,193,053)    (1,597,886)    (2,555,928)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                   228,403         10,284        144,959        106,494
         Cost of units redeemed                                      (1,669,445)      (602,236)    (1,503,508)    (1,503,196)
         Annuity benefit payments                                             0              0         (1,656)             0
         Net transfers                                               (1,974,566)       135,010      3,644,680         54,697
         Contract maintenance charge                                     (7,841)        (2,277)        (4,195)        (6,871)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions     (3,423,449)      (459,219)     2,280,280     (1,348,876)
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                    (9,544,886)    (1,652,272)       682,394     (3,904,804)
Net assets at beginning of period                                    29,091,573      7,797,674     16,536,366     21,793,789
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $ 19,546,687   $  6,145,402   $ 17,218,760   $ 17,888,985
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                          24,662            997         12,017          8,080
     Units redeemed                                                    (178,238)       (58,015)      (121,866)      (104,762)
     Units transferred                                                 (252,141)        11,985        276,524         (9,559)
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                               (405,717)       (45,033)       166,675       (106,241)
Beginning units                                                       2,665,362        715,674      1,296,249      1,483,760
                                                                   ---------------------------------------------------------
Ending units                                                          2,259,645        670,641      1,462,924      1,377,519
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                     (14,722)        (5,030)        (7,398)       (19,120)
     Units transferred                                                    6,749         (6,382)        24,817         (2,013)
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                 (7,973)       (11,412)        17,419        (21,133)
Beginning units                                                         228,987         35,031         43,104        116,099
                                                                   ---------------------------------------------------------
Ending units                                                            221,014         23,619         60,523         94,966
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                      Mid Cap                    International  Diversified
                                                                       Value        Small Cap       Equity      Fixed Income
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (99,172)  $   (192,604)  $   (138,998)  $    232,848
     Net realized gains (losses) from securities
         transactions                                                 1,079,268     (1,224,090)      (962,998)        34,870
     Change in net unrealized appreciation
         (depreciation) of investments                                  483,392        357,566     (1,302,618)       174,157
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                1,463,488     (1,059,128)    (2,404,614)       441,875
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                    42,974        157,477        181,460        145,560
         Cost of units redeemed                                      (2,850,216)    (1,014,786)      (802,607)    (1,106,191)
         Annuity benefit payments                                        (3,431)        (2,310)          (196)             0
         Net transfers                                                5,640,815      1,317,822        (72,676)     3,231,409
         Contract maintenance charge                                     (3,121)        (4,194)        (2,681)        (2,207)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions      2,827,021        454,009       (696,700)     2,268,571
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                     4,290,509       (605,119)    (3,101,314)     2,710,446
Net assets at beginning of period                                    12,947,010     14,700,926     12,149,527     12,715,718
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $ 17,237,519   $ 14,095,807   $  9,048,213   $ 15,426,164
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                           3,065         14,860         21,679         12,597
     Units redeemed                                                    (143,977)       (89,994)       (93,703)       (80,714)
     Units transferred                                                  363,902        111,357        (27,577)       271,413
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                222,990         36,223        (99,601)       203,296
Beginning units                                                         796,922      1,239,523      1,208,881      1,135,253
                                                                   ---------------------------------------------------------
Ending units                                                          1,019,912      1,275,746      1,109,280      1,338,549
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -            927
     Units redeemed                                                     (55,703)        (9,718)        (7,818)       (21,674)
     Units transferred                                                   21,888          7,282          5,992         26,097
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                (33,815)        (2,436)        (1,826)         5,350
Beginning units                                                         115,825         74,871         59,533         68,020
                                                                   ---------------------------------------------------------
Ending units                                                             82,010         72,435         57,707         73,370
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================

                                                                       Cash          Focus                        Moderate
                                                                    Management       Growth         Growth         Growth
                                                                     Portfolio      Portfolio      Strategy       Strategy
                                                                     (Class 1)      (Class 1)    (Class 2) (2)  (Class 2) (2)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (53,030)  $   (117,554)  $  2,236,486   $  2,800,624
     Net realized gains (losses) from securities
         transactions                                                   160,370       (515,186)      (845,272)      (458,325)
     Change in net unrealized appreciation
         (depreciation) of investments                                  (62,032)      (736,910)   (12,824,226)   (14,366,557)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations                   45,308     (1,369,650)   (11,433,012)   (12,024,258)
                                                                   ---------------------------------------------------------
From capital transactions
         Net proceeds from units sold                                   438,048         47,473     44,790,235     67,721,619
         Cost of units redeemed                                      (1,699,627)      (290,682)    (4,692,290)    (4,088,815)
         Annuity benefit payments                                      (143,821)             0              0              0
         Net transfers                                                  679,345         85,870     39,149,149     67,863,696
         Contract maintenance charge                                     (1,215)        (3,476)       (15,895)       (15,119)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions       (727,270)      (160,815)    79,231,199    131,481,381
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                      (681,962)    (1,530,465)    67,798,187    119,457,123
Net assets at beginning of period                                     6,448,872      9,230,150     31,139,063     35,395,590
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $  5,766,910   $  7,699,685   $ 98,937,250   $154,852,713
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                          40,297          6,843        631,107      1,075,892
     Units redeemed                                                    (140,066)       (41,180)       (41,723)       (82,095)
     Units transferred                                                   24,025         (3,144)       643,892      1,380,077
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                (75,744)       (37,481)     1,233,276      2,373,874
Beginning units                                                         563,476      1,140,438        398,040        483,256
                                                                   ---------------------------------------------------------
Ending units                                                            487,732      1,102,957      1,631,316      2,857,130
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                     (29,983)        (2,650)             -              -
     Units transferred                                                   38,759          2,698              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                  8,776             48              -              -
Beginning units                                                          34,844         70,478              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             43,620         70,526              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                               -              -         33,214         58,041
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -            929         25,058
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -         34,143         83,099
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -         34,143         83,099
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                               -              -      2,177,389      3,293,280
     Units redeemed                                                           -              -       (271,343)      (197,831)
     Units transferred                                                        -              -      1,875,797      3,122,850
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -      3,781,843      6,218,299
Beginning units                                                               -              -      1,431,268      1,692,012
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -      5,213,111      7,910,311
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                               -              -         11,769         40,075
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -            983          3,826
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -         12,752         43,901
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -         12,752         43,901
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                               -              -         14,799         38,999
     Units redeemed                                                           -              -              -           (140)
     Units transferred                                                        -              -          4,474         29,355
                                                                   ---------------------------------------------------------
Increase in units outstanding                                                 -              -         19,273         68,214
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -         19,273         68,214
                                                                   =========================================================

(2) For the period from October 4, 2001 (inception) to April 30, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                     Balanced     Conservative    Large Cap      Large Cap
                                                                      Growth         Growth         Growth       Composite
                                                                     Strategy       Strategy       Portfolio     Portfolio
                                                                   (Class 2) (2)  (Class 2) (2)  (Class 2) (2)  (Class 2) (2)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $  2,542,875   $  1,400,223   $   (454,242)  $   (160,597)
     Net realized gains (losses) from securities
         transactions                                                  (293,735)      (290,364)      (236,713)      (162,646)
     Change in net unrealized appreciation
         (depreciation) of investments                               (7,942,769)    (3,295,954)    (6,004,149)    (1,227,445)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations               (5,693,629)    (2,186,095)    (6,695,104)    (1,550,688)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                48,487,958     33,107,150     18,219,142      6,957,580
         Cost of units redeemed                                      (3,679,463)    (3,619,784)    (1,204,436)      (746,851)
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                               62,736,538     40,139,058     14,083,692      6,215,659
         Contract maintenance charge                                    (10,002)        (6,690)        (2,996)        (1,138)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions    107,535,031     69,619,734     31,095,402     12,425,250
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                   101,841,402     67,433,639     24,400,298     10,874,562
Net assets at beginning of period                                    21,306,009     13,774,817     12,607,614      4,453,710
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $123,147,411   $ 81,208,456   $ 37,007,912   $ 15,328,272
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                       1,215,417        868,089        444,388        187,605
     Units redeemed                                                     (79,093)       (74,499)       (27,060)        (7,599)
     Units transferred                                                1,474,941      1,077,330        327,442        194,578
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                              2,611,265      1,870,920        744,770        374,584
Beginning units                                                         375,068        181,135        138,746         30,196
                                                                   ---------------------------------------------------------
Ending units                                                          2,986,333      2,052,055        883,516        404,780
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                          70,107         19,786         11,873          1,625
     Units redeemed                                                           -              -            (67)             -
     Units transferred                                                   21,621          2,572          1,852              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            91,728         22,358         13,658          1,625
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             91,728         22,358         13,658          1,625
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                       2,029,606      1,483,627      1,519,204        537,154
     Units redeemed                                                    (182,810)      (191,519)      (113,039)       (72,786)
     Units transferred                                                2,940,309      1,855,487      1,245,440        458,215
                                                                   ---------------------------------------------------------
Increase in units outstanding                                         4,787,105      3,147,595      2,651,605        922,583
Beginning units                                                       1,049,088        795,377      1,108,465        397,804
                                                                   ---------------------------------------------------------
Ending units                                                          5,836,193      3,942,972      3,760,070      1,320,387
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                          34,243         24,803         14,023          4,007
     Units redeemed                                                        (209)             -              -              -
     Units transferred                                                      520          4,025            443             37
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            34,554         28,828         14,466          4,044
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             34,554         28,828         14,466          4,044
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                          63,979         19,341          7,875          4,539
     Units redeemed                                                        (450)             -            (97)             -
     Units transferred                                                    1,437          6,425          1,394              -
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            64,966         25,766          9,172          4,539
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             64,966         25,766          9,172          4,539
                                                                   =========================================================

                                                                     Large Cap       Mid Cap        Mid Cap
                                                                       Value         Growth          Value        Small Cap
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                   (Class 2) (2)  (Class 2) (2)  (Class 2) (2)  (Class 2) (2)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $   (389,442)  $   (362,111)  $   (268,567)  $   (289,107)
     Net realized gains (losses) from securities
         transactions                                                   867,948       (411,208)     1,549,824       (310,971)
     Change in net unrealized appreciation
         (depreciation) of investments                               (3,632,342)    (1,369,097)     2,528,273       (242,978)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations               (3,153,836)    (2,142,416)     3,809,530       (843,056)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                21,855,708     11,688,647     16,537,138     11,158,135
         Cost of units redeemed                                      (1,839,195)      (927,737)    (1,665,100)      (759,591)
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                               23,333,460     15,560,438     21,679,391     15,397,198
         Contract maintenance charge                                     (3,305)        (3,304)        (3,268)        (2,140)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions     43,346,668     26,318,044     36,548,161     25,793,602
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                    40,192,832     24,175,628     40,357,691     24,950,546
Net assets at beginning of period                                    12,458,996     10,377,596      9,891,228      6,281,604
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $ 52,651,828   $ 34,553,224   $ 50,248,919   $ 31,232,150
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                         427,015        209,470        230,867        212,098
     Units redeemed                                                     (23,883)       (11,243)       (16,262)       (18,416)
     Units transferred                                                  489,823        284,675        358,581        324,414
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                892,955        482,902        573,186        518,096
Beginning units                                                         110,091         80,629         98,363         61,891
                                                                   ---------------------------------------------------------
Ending units                                                          1,003,046        563,531        671,549        579,987
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                           9,700          5,428          2,712          5,139
     Units redeemed                                                         (50)            (1)            (1)            (2)
     Units transferred                                                    1,362            894            678            630
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            11,012          6,321          3,389          5,767
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             11,012          6,321          3,389          5,767
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                       1,387,485        692,009        908,849        838,290
     Units redeemed                                                    (135,869)       (64,896)       (99,923)       (55,475)
     Units transferred                                                1,489,286        937,526      1,132,448      1,118,617
                                                                   ---------------------------------------------------------
Increase in units outstanding                                         2,740,902      1,564,639      1,941,374      1,901,432
Beginning units                                                         899,551        678,174        598,874        499,597
                                                                   ---------------------------------------------------------
Ending units                                                          3,640,453      2,242,813      2,540,248      2,401,029
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                          13,267         26,080          4,964          4,021
     Units redeemed                                                           -           (233)             -              -
     Units transferred                                                      214             27            291            391
                                                                   ---------------------------------------------------------
Increase in units outstanding                                            13,481         25,874          5,255          4,412
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                             13,481         25,874          5,255          4,412
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                           6,342          4,539          5,134          5,006
     Units redeemed                                                         (74)           (39)           (26)           (47)
     Units transferred                                                    1,034            870            100            138
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             7,302          5,370          5,208          5,097
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              7,302          5,370          5,208          5,097
                                                                   =========================================================

(2) For the period from October 4, 2001 (inception) to April 30, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                   International  Diversified        Cash          Focus
                                                                      Equity      Fixed Income    Management       Growth
                                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                                   (Class 2) (2)  (Class 2) (2)  (Class 2) (2)  (Class 2) (2)
                                                                   ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $   (213,152)  $    548,204   $   (274,915)  $   (421,434)
     Net realized gains (losses) from securities
         transactions                                                   (76,034)       (44,679)       310,384       (462,106)
     Change in net unrealized appreciation
         (depreciation) of investments                               (1,178,010)        55,141         23,437     (2,947,949)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from operations               (1,467,196)       558,666         58,906     (3,831,489)
                                                                   ---------------------------------------------------------

From capital transactions
         Net proceeds from units sold                                10,047,021     16,747,003     39,480,062     12,499,140
         Cost of units redeemed                                        (685,441)    (1,790,794)    (3,248,269)    (1,099,357)
         Annuity benefit payments                                             0              0              0              0
         Net transfers                                                9,074,261     26,256,721    (24,876,188)    11,365,237
         Contract maintenance charge                                     (1,341)        (2,092)        (1,429)        (5,394)
                                                                   ---------------------------------------------------------
     Increase (decrease) in net assets from capital transactions     18,434,500     41,210,838     11,354,176     22,759,626
                                                                   ---------------------------------------------------------

Increase (decrease) in net assets                                    16,967,304     41,769,504     11,413,082     18,928,137
Net assets at beginning of period                                     5,946,158     10,030,670     20,480,391     14,774,178
                                                                   ---------------------------------------------------------
Net assets at end of period                                        $ 22,913,462   $ 51,800,174   $ 31,893,473   $ 33,702,315
                                                                   =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                         280,345        621,570      1,521,590        273,828
     Units redeemed                                                     (15,216)       (48,650)       (60,029)       (21,007)
     Units transferred                                                  687,430        880,026       (967,253)       401,048
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                952,559      1,452,946        494,308        653,869
Beginning units                                                          87,318        217,162        713,829        336,517
                                                                   ---------------------------------------------------------
Ending units                                                          1,039,877      1,670,108      1,208,137        990,386
                                                                   =========================================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -              -
     Units redeemed                                                           -              -              -              -
     Units transferred                                                        -              -              -              -
                                                                   ---------------------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -              -
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                  -              -              -              -
                                                                   =========================================================
Contracts with total expenses of 1.55% :
     Units sold                                                           3,711          5,417            858         10,544
     Units redeemed                                                          (5)            (5)             -              -
     Units transferred                                                      156          1,034            869          1,498
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             3,862          6,446          1,727         12,042
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              3,862          6,446          1,727         12,042
                                                                   =========================================================
Contracts with total expenses of 1.65% :
     Units sold                                                         935,014        910,291      2,126,822      1,476,916
     Units redeemed                                                     (73,329)      (116,922)      (240,270)      (140,713)
     Units transferred                                                  510,105      1,542,063     (1,337,797)     1,176,690
                                                                   ---------------------------------------------------------
Increase in units outstanding                                         1,371,790      2,335,432        548,755      2,512,893
Beginning units                                                         532,261        732,849      1,188,716      1,598,717
                                                                   ---------------------------------------------------------
Ending units                                                          1,904,051      3,068,281      1,737,471      4,111,610
                                                                   =========================================================
Contracts with total expenses of 1.70% :
     Units sold                                                           7,826         13,320          2,256         14,638
     Units redeemed                                                           -              -              -              -
     Units transferred                                                      307             95             31            384
                                                                   ---------------------------------------------------------
Increase in units outstanding                                             8,133         13,415          2,287         15,022
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                              8,133         13,415          2,287         15,022
                                                                   =========================================================
Contracts with total expenses of 1.95% :
     Units sold                                                             261          1,133            416         12,760
     Units redeemed                                                           -            (82)           (46)           (72)
     Units transferred                                                        -            207             86          3,412
                                                                   ---------------------------------------------------------
Increase in units outstanding                                               261          1,258            456         16,100
Beginning units                                                               -              -              -              -
                                                                   ---------------------------------------------------------
Ending units                                                                261          1,258            456         16,100
                                                                   =========================================================

                                                                   Focus Growth       Focus          Focus
                                                                    and Income        Value         TechNet
                                                                     Portfolio      Portfolio      Portfolio
                                                                   (Class 2) (2)  (Class 2) (2)  (Class 2) (2)
                                                                   ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (99,429)  $    (39,042)  $    (88,555)
     Net realized gains (losses) from securities
         transactions                                                   (44,889)        13,067     (2,040,039)
     Change in net unrealized appreciation
         (depreciation) of investments                                   13,247       (220,524)    (1,746,843)
                                                                   ------------------------------------------
     Increase (decrease) in net assets from operations                 (131,071)      (246,499)    (3,875,437)
                                                                   ------------------------------------------

From capital transactions
         Net proceeds from units sold                                 5,282,165      4,446,854      3,241,114
         Cost of units redeemed                                        (395,789)      (105,192)      (344,232)
         Annuity benefit payments                                             0              0              0
         Net transfers                                                7,087,760      9,496,409      4,088,019
         Contract maintenance charge                                     (1,033)          (169)          (666)
                                                                   ------------------------------------------
     Increase (decrease) in net assets from capital transactions     11,973,103     13,837,902      6,984,235
                                                                   ------------------------------------------

Increase (decrease) in net assets                                    11,842,032     13,591,403      3,108,798
Net assets at beginning of period                                     1,976,441              0      1,990,267
                                                                   ------------------------------------------
Net assets at end of period                                        $ 13,818,473   $ 13,591,403   $  5,099,065
                                                                   ==========================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                                          61,049         57,452         79,800
     Units redeemed                                                      (5,035)        (1,789)        (9,130)
     Units transferred                                                  270,860        169,660        174,882
                                                                   ------------------------------------------
Increase (decrease) in units outstanding                                326,874        225,323        245,552
Beginning units                                                          22,928              -         55,512
                                                                   ------------------------------------------
Ending units                                                            349,802        225,323        301,064
                                                                   ==========================================
Contracts with total expenses of 1.52% :
     Units sold                                                               -              -              -
     Units redeemed                                                           -              -              -
     Units transferred                                                        -              -              -
                                                                   ------------------------------------------
Increase (decrease) in units outstanding                                      -              -              -
Beginning units                                                               -              -              -
                                                                   ------------------------------------------
Ending units                                                                  -              -              -
                                                                   ==========================================
Contracts with total expenses of 1.55% :
     Units sold                                                           3,780          1,607         15,991
     Units redeemed                                                         (33)             -              -
     Units transferred                                                      213            309          2,292
                                                                   ------------------------------------------
Increase in units outstanding                                             3,960          1,916         18,283
Beginning units                                                               -              -              -
                                                                   ------------------------------------------
Ending units                                                              3,960          1,916         18,283
                                                                   ==========================================
Contracts with total expenses of 1.65% :
     Units sold                                                         560,496        325,513        517,369
     Units redeemed                                                     (45,437)        (7,779)       (69,471)
     Units transferred                                                  591,785        699,325        410,948
                                                                   ------------------------------------------
Increase in units outstanding                                         1,106,844      1,017,059        858,846
Beginning units                                                         197,045              -        233,849
                                                                   ------------------------------------------
Ending units                                                          1,303,889      1,017,059      1,092,695
                                                                   ==========================================
Contracts with total expenses of 1.70% :
     Units sold                                                          11,307          6,794          5,009
     Units redeemed                                                           -              -              -
     Units transferred                                                      209             31             96
                                                                   ------------------------------------------
Increase in units outstanding                                            11,516          6,825          5,105
Beginning units                                                               -              -              -
                                                                   ------------------------------------------
Ending units                                                             11,516          6,825          5,105
                                                                   ==========================================
Contracts with total expenses of 1.95% :
     Units sold                                                           9,906         15,365         13,344
     Units redeemed                                                         (43)           (77)           (81)
     Units transferred                                                      255            397            239
                                                                   ------------------------------------------
Increase in units outstanding                                            10,118         15,685         13,502
Beginning units                                                               -              -              -
                                                                   ------------------------------------------
Ending units                                                             10,118         15,685         13,502
                                                                   ==========================================

(2) For the period from October 4, 2001 (inception) to April 30, 2002.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica Inc, a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II. Seasons Advisor II is a new product that was launched on November 11, 2002. Seasons Advisor and Seasons Triple Elite were launched in the prior fiscal year on October 1, 2001 and December 10, 2001, respectively. The products offer investments in different classes of shares of the portfolios of the Seasons Series Trust (the "Trust"). The primary difference between the classes is Class 2 and Class 3 shares are subject to service fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to service fees.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and nine Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (Continued)

         activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account.

         The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Certain prior year balances have been reclassified to conform with the current year presentation.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

         WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

         The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows: Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II and Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%. The
         mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the periods ended April 30, 2003 consist of the following:

                                                                       Cost of Shares       Proceeds from
                  Variable Accounts                                       Acquired           Shares Sold
Multi-Managed Growth Portfolio (Class 1)                               $    2,956,822       $  19,905,797
Multi-Managed Moderate Growth Portfolio (Class 1)                           3,479,008          23,634,125
Multi-Managed Income/Equity Portfolio (Class 1)                             5,251,137          18,192,989
Multi-Managed Income Portfolio (Class 1)                                    6,883,051          15,329,566
Asset Allocation: Diversified Growth Portfolio (Class 1)                   14,008,717          30,372,960
Stock Portfolio (Class 1)                                                  14,670,517          26,456,583
Large Cap Growth Portfolio (Class 1)                                        1,289,973           4,996,349
Large Cap Composite Portfolio (Class 1)                                       780,344           1,446,030
Large Cap Value Portfolio (Class 1)                                         1,813,955           4,702,412
Mid Cap Growth Portfolio (Class 1)                                            827,337           4,433,494
Mid Cap Value Portfolio (Class 1)                                           2,390,993           5,768,082
Small Cap Portfolio (Class 1)                                               1,011,045           3,387,138
International Equity Portfolio (Class 1)                                      818,405           1,991,336
Diversified Fixed Income Portfolio (Class 1)                                5,950,935           5,207,563
Cash Management Portfolio (Class 1)                                         9,302,650           9,129,534
Focus Growth Portfolio (Class 1)                                            1,228,826           1,722,947
Multi-Managed Growth Portfolio (Class 2)                                   19,522,004          11,515,239
Multi-Managed Moderate Growth Portfolio (Class 2)                          45,392,662          17,456,806
Multi-Managed Income/Equity Portfolio (Class 2)                            47,211,290          16,870,557
Multi-Managed Income Portfolio (Class 2)                                   52,208,062          15,911,454
Asset Allocation: Diversified Growth Portfolio (Class 2)                   80,348,171          22,227,904
Stock Portfolio (Class 2)                                                  64,104,477          20,224,983
Large Cap Growth Portfolio (Class 2)                                       21,193,566           8,127,445
Large Cap Composite Portfolio (Class 2)                                    10,702,566           5,371,126
Large Cap Value Portfolio (Class 2)                                        31,172,078          17,522,095
Mid Cap Growth Portfolio (Class 2)                                         19,359,656          12,882,365
Mid Cap Value Portfolio (Class 2)                                          24,013,525          16,271,819
Small Cap Portfolio (Class 2)                                              17,749,396          10,939,604
International Equity Portfolio (Class 2)                                  231,153,305         220,069,160
Diversified Fixed Income Portfolio (Class 2)                              169,597,767          86,541,484
Cash Management Portfolio (Class 2)                                       238,393,134         219,912,411
Focus Growth Portfolio (Class 2)                                           19,740,616          12,051,538
Focus Growth & Income Portfolio (Class 2)                                  16,810,630           7,276,231

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                        Cost of Shares      Proceeds from
                    Variable Accounts                                      Acquired          Shares Sold
Focus Value Portfolio (Class 2)                                         $   19,875,193      $  10,630,153
Focus TechNet Portfolio (Class 2)                                           17,214,494         11,093,107
Multi-Managed Growth Portfolio (Class 3) (1)                                    32,477             14,843
Multi-Managed Moderate Growth Portfolio (Class 3) (1)                          118,746              1,404
Multi-Managed Income/Equity Portfolio (Class 3) (1)                            222,044              1,322
Multi-Managed Income Portfolio (Class 3) (1)                                    20,291              1,105
Asset Allocation: Diversified Growth Portfolio (Class 3) (1)                   179,139              9,697
Stock Portfolio (Class 3) (1)                                                  144,406             11,184
Large Cap Growth Portfolio (Class 3) (1)                                        46,478              1,627
Large Cap Composite Portfolio (Class 3) (1)                                      3,763              1,551
Large Cap Value Portfolio (Class 3) (1)                                         46,480              1,655
Mid Cap Growth Portfolio (Class 3) (1)                                          44,539              4,802
Mid Cap Value Portfolio (Class 3) (1)                                           43,312              1,609
Small Cap Portfolio (Class 3) (1)                                               25,191              1,591
International Equity Portfolio (Class 3) (1)                                    56,431              1,586
Diversified Fixed Income Portfolio (Class 3) (1)                             1,973,010            263,267
Cash Management Portfolio (Class 3) (1)                                        440,003            191,704
Focus Growth Portfolio (Class 3) (1)                                             7,770              1,552
Focus Growth & Income Portfolio (Class 3) (1)                                   72,812              1,629
Focus Value Portfolio (Class 3) (1)                                             17,147              1,642
Focus TechNet Portfolio (Class 3) (1)                                            1,768              1,655

(1) For the period from November 11, 2002 (inception) to April 30, 2003.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

         A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2003 and 2002, follows:

                                                              Ratio of           Ratio of
                               Net Assets                    expenses to        investment          Total
                  --------------------------------------  average net assets    income to           Return
                       Unit Value                              Lowest            average           Lowest to
Year    Units     Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)      Highest (3)
----  ----------  ---------------------  ---------------  ------------------  --------------  --------------------
Growth Strategy (Class 1)
2003   8,388,728     12.71 to 12.77        107,107,897      1.40% to 1.52%         1.10%      -11.41% to -11.30%
2002  10,908,140     14.34 to 14.40        157,031,366      1.40% to 1.52%         3.18%      -15.71% to -15.61%

Moderate Growth Strategy (Class 1)
2003   9,209,776     12.82 to 12.88        118,653,181      1.40% to 1.52%         1.43%       -9.35% to  -9.24%
2002  11,717,719     14.15 to 14.20        166,340,750      1.40% to 1.52%         4.38%      -13.00% to -12.89%

Balanced Growth Strategy (Class 1)
2003   7,403,724     12.86 to 12.92         95,672,898      1.40% to 1.52%         1.77%       -5.99% to  -5.88%
2002   8,709,189     13.68 to 13.73        119,574,001      1.40% to 1.52%         6.57%       -8.48% to  -8.37%

Conservative Growth Strategy (Class 1)
2003   5,702,169     13.01 to 13.07         74,525,952      1.40% to 1.52%         2.08%       -2.90% to  -2.78%
2002   6,350,294     13.39 to 13.44         85,371,281      1.40% to 1.52%        10.18%       -5.01% to  -4.90%

Large Cap Growth Portfolio (Class 1)
2003   1,955,050      6.16 to  6.83         13,238,748      1.40% to 1.52%         0.00%      -14.15% to -14.04%
2002   2,480,659      7.18 to  7.95         19,546,687      1.40% to 1.52%         0.00%      -21.62% to -21.52%

Large Cap Composite Portfolio (Class 1)
2003     604,695       6.86 to 7.47          4,502,484      1.40% to 1.52%         0.34%      -15.98% to -15.88%
2002     694,260       8.16 to 8.88          6,145,402      1.40% to 1.52%         0.03%      -14.97% to -14.86%

Large Cap Value Portfolio (Class 1)
2003   1,223,417       9.05 to 9.47         11,563,105      1.40% to 1.52%         0.30%      -16.47% to -16.37%
2002   1,523,447     10.84 to 11.32         17,218,760      1.40% to 1.52%         0.54%       -8.53% to  -8.42%

Mid Cap Growth Portfolio (Class 1)
2003   1,117,955      9.43 to 10.28         11,426,013      1.40% to 1.52%         0.00%      -15.93% to -15.83%
2002   1,472,485     11.21 to 12.21         17,888,985      1.40% to 1.52%         0.00%      -10.98% to -10.87%

Mid Cap Value Portfolio (Class 1)
2003     834,622     12.97 to 13.20         11,011,900      1.40% to 1.52%         0.20%      -15.80% to -15.69%
2002   1,101,922     15.41 to 15.66         17,237,519      1.40% to 1.52%         0.70%       10.07% to  10.20%

Small Cap Portfolio (Class 1)
2003   1,068,628       7.80 to 8.12          8,656,121      1.40% to 1.52%         0.00%      -22.59% to -22.50%
2002   1,348,181     10.07 to 10.48         14,095,807      1.40% to 1.52%         0.00%       -6.64% to  -6.52%

International Equity Portfolio (Class 1)
2003     990,752       5.45 to 5.85          5,783,950      1.40% to 1.52%         0.42%      -24.84% to -24.75%
2002   1,166,987       7.25 to 7.78          9,048,213      1.40% to 1.52%         0.00%      -19.13% to -19.04%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                                                              Ratio of           Ratio of
                                Net Assets                   expenses to        investment          Total
                  --------------------------------------  average net assets    income to           Return
                      Unit Value                                Lowest           average           Lowest to
Year    Units     Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)       Highest (3)
----  ----------  ---------------------  ---------------  ------------------  --------------  ---------------------

Diversified Fixed Income Portfolio (Class 1)
2003   1,489,314     11.57 to 11.77         17,520,349      1.40% to 1.52%         0.48%        7.55% to   7.68%
2002   1,411,919     10.76 to 10.93         15,426,164      1.40% to 1.52%         3.00%        3.26% to   3.39%

Cash Management Portfolio (Class 1)
2003     547,327     10.73 to 10.79          5,904,008      1.40% to 1.52%         1.32%       -0.75% to  -0.61%
2002     531,352     10.81 to 10.86          5,766,910      1.40% to 1.52%         0.64%        0.60% to   0.71%

Focus Growth Portfolio (Class 1)
2003   1,099,996       5.26 to 5.60          6,135,879      1.40% to 1.52%         0.00%      -15.11% to -15.00%
2002   1,173,483       6.20 to 6.58          7,699,685      1.40% to 1.52%         0.00%      -14.01% to -13.90%

Growth Strategy (Class 2)
2003   8,295,545     12.64 to 12.81        105,045,110      1.40% to 1.95%         1.10%      -12.01% to -11.43%
2002   6,910,595     14.30 to 14.48         98,937,250      1.40% to 1.95%         1.19%      -15.96% to  -4.75%(5)

Moderate Growth Strategy (Class 2)
2003  15,373,923     12.73 to 12.83        196,419,224      1.40% to 1.95%         1.49%       -9.89% to  -9.40%
2002  10,962,655     14.11 to 14.16        154,852,713      1.40% to 1.95%         1.57%      -13.25% to  -4.51%(5)

Balanced Growth Strategy (Class 2)
2003  14,002,893     12.79 to 12.87        179,524,903      1.40% to 1.95%         1.79%       -6.55% to  -6.03%
2002   9,013,774     13.64 to 13.70        123,147,411      1.40% to 1.95%         1.97%       -8.77% to  -3.25%(5)

Conservative Growth Strategy (Class 2)
2003  11,312,263     12.93 to 13.11        146,699,325      1.40% to 1.95%         2.13%       -3.46% to -2.94%
2002   6,071,979     13.35 to 13.53         81,208,456      1.40% to 1.95%         2.47%       -5.31% to  -0.98%(5)

Large Cap Growth Portfolio (Class 2)
2003   6,679,182       6.77 to 6.81         45,250,524      1.40% to 1.95%         0.00%      -14.64% to -14.18%
2002   4,680,882       7.90 to 7.95         37,007,912      1.40% to 1.95%         0.00%      -21.84% to  -9.76%(5)

Large Cap Composite Portfolio (Class 2)
2003   2,472,403       7.39 to 7.45         18,323,498      1.40% to 1.95%         0.20%      -16.46% to -16.00%
2002   1,735,375       8.82 to 8.88         15,328,272      1.40% to 1.95%         0.00%      -15.19% to  -5.80%(5)

Large Cap Value Portfolio (Class 2)
2003   6,106,189       9.13 to 9.43         57,267,796      1.40% to 1.95%         0.27%      -16.95% to -16.50%
2002   4,675,294     11.00 to 11.30         52,651,828      1.40% to 1.95%         0.43%       -8.79% to  -5.42%(5)

Mid Cap Growth Portfolio (Class 2)
2003   3,521,157     10.18 to 10.28         35,910,398      1.40% to 1.95%         0.00%      -16.40% to -15.95%
2002   2,843,909     12.14 to 12.25         34,553,224      1.40% to 1.95%         0.00%      -11.22% to  -1.75%(5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  UNIT VALUES (Continued)

                                                              Ratio of           Ratio of
                                 Net Assets                  expenses to        investment            Total
                  --------------------------------------  average net assets    income to             Return
                      Unit Value                                Lowest           average             Lowest to
Year    Units     Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)        Highest (3)
----  ----------  ---------------------  ---------------  ------------------  --------------  ------------------------

Mid Cap Value Portfolio (Class 2)
2003   3,753,592     12.34 to 13.16         49,036,878      1.40% to 1.95%         0.16%      -16.27%    to -15.82%
2002   3,225,649     14.73 to 15.63         50,248,919      1.40% to 1.95%         0.59%        2.88%(5) to  10.04%

Small Cap Portfolio (Class 2)
2003   3,845,782       8.04 to 8.12         30,985,906      1.40% to 1.95%         0.00%      -23.03%    to -22.61%
2002   2,996,292     10.42 to 10.51         31,232,150      1.40% to 1.95%         0.00%       -6.89%    to   2.01%(5)

International Equity Portfolio (Class 2)
2003   5,179,868       5.80 to 5.83         30,120,703      1.40% to 1.95%         0.23%      -25.25%    to -24.96%
2002   2,956,184       7.74 to 7.79         22,913,462      1.40% to 1.95%         0.00%      -19.32%    to  -1.39%(5)

Diversified Fixed Income Portfolio (Class 2)
2003  12,205,305     11.36 to 11.73        142,395,670      1.40% to 1.95%         0.47%        6.97%    to   7.52%
2002   4,759,508     10.62 to 10.91         51,800,174      1.40% to 1.95%         3.18%       -1.36%(5) to   3.24%

Cash Management Portfolio (Class 2)
2003   4,668,834     10.68 to 10.76         50,041,649      1.40% to 1.95%         1.30%       -1.28%    to  -0.76%
2002   2,950,078     10.79 to 10.86         31,893,473      1.40% to 1.95%         0.62%       -0.25(5)  to   0.57%

Focus Growth Portfolio (Class 2)
2003   6,602,801       5.54 to 5.59         36,675,271      1.40% to 1.95%         0.00%      -15.59%    to -15.13%
2002   5,145,160       6.55 to 6.59         33,702,315      1.40% to 1.95%         0.00%      -14.25%    to  -4.46%(5)

Focus Growth and Income Portfolio (Class 2)
2003   3,072,999       7.10 to 7.47         22,237,737      1.40% to 1.95%         0.00%      -13.01%    to -12.53%
2002   1,679,285       8.14 to 8.55         13,818,473      1.40% to 1.95%         0.05%       -8.96%    to   2.02%(5)

Focus Value Portfolio (Class 2)
2003   2,235,185       9.30 to 9.44         21,014,443      1.40% to 1.95%         1.08%      -12.72%    to -12.24%
2002   1,266,808     10.65 to 10.79         13,591,403      1.40% to 1.95%         0.00%       -3.51%(4) to   7.40%(5)

Focus TechNet Portfolio (Class 2)
2003   3,656,127       2.78 to 3.09         10,693,989      1.40% to 1.95%         0.00%      -15.57%    to -15.12%
2002   1,430,649       3.30 to 3.65          5,099,065      1.40% to 1.95%         0.00%      -47.98%    to -25.68%(5)

Growth Strategy (Class 3)
2003       2,839     12.57 to 12.81             36,337      1.55% to 1.95%         0.05%        2.09%(6) to   4.11%(6)
2002           -                  -                  -                  -             -                          -

Moderate Growth Strategy (Class 3)
2003      17,478     12.58 to 12.82            223,550       1.55% to 1.95%        0.00%        2.09%(6) to   4.06%(6)
2002           -                  -                  -                   -            -                          -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                                                             Ratio of           Ratio of
                               Net Assets                   expenses to        investment            Total
                 --------------------------------------  average net assets    income to             Return
                      Unit Value                               Lowest           average             Lowest to
Year     Units   Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)        Highest (3)
------  -------  ---------------------  ---------------  ------------------  --------------  ----------------------

Balanced Growth Strategy (Class 3)
2003     32,509     12.68 to 12.84          415,754        1.55% to 1.95%         0.00%       2.54%(6) to  3.84%(6)
2002          -                  -                -                    -             -                        -

Conservative Growth Strategy (Class 3)
2003      2,500     12.88 to 13.13           32,812        1.55% to 1.95%         0.07%       2.04%(6) to  4.04%(6)
2002          -                  -                -                    -             -                        -

Large Cap Growth Portfolio (Class 3)
2003      7,268       6.73 to 6.82           49,212        1.55% to 1.95%         0.00%       2.17%(6) to  3.53%(6)
2002          -                  -                -                    -             -                        -

Large Cap Composite Portfolio (Class 3)
2003        309       7.33 to 7.46            2,299        1.55% to 1.95%         0.04%       1.86%(6) to  3.62%(6)
2002          -                  -                -                    -             -                        -

Large Cap Value Portfolio (Class 3)
2003      5,431       9.10 to 9.22           49,751        1.55% to 1.95%         0.01%       3.90%(6) to  5.21%(6)
2002          -                  -                -                    -             -                        -

Mid Cap Growth Portfolio (Class 3)
2003      4,200     10.14 to 10.28           43,086        1.55% to 1.95%         0.00%       6.55%(6) to  7.99%(6)
2002          -                  -                -                    -             -                        -

Mid Cap Value Portfolio (Class 3)
2003      3,543     12.21 to 12.42           43,996        1.55% to 1.95%         0.00%       2.81%(6) to  4.60%(6)
2002          -                  -                -                    -             -                        -

Small Cap Portfolio (Class 3)
2003      3,121       8.00 to 8.13           25,364        1.55% to 1.95%         0.00%       4.34%(6) to  6.05%(6)
2002          -                  -                -                    -             -                        -

International Equity Portfolio (Class 3)
2003     10,162       5.76 to 5.83           59,092        1.55% to 1.95%         0.00%      -2.09%(6) to -0.89%(6)
2002          -                  -                -                    -             -                        -

Diversified Fixed Income Portfolio (Class 3)
2003    151,344     11.40 to 11.42        1,727,262        1.55% to 1.95%         0.00%       2.14%(6) to  2.26%(6)
2002          -                  -                -                    -             -                        -

Cash Management Portfolio (Class 3)
2003     23,143     10.74 to 10.75          248,498        1.55% to 1.95%         0.00%      -0.77%(6) to -0.65%(6)
2002          -                  -                -                    -             -                        -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  UNIT VALUES (Continued)


                                                          Ratio of          Ratio of
                            Net Assets                   expenses to       investment            Total
              --------------------------------------  average net assets    income to            Return
                   Unit Value                               Lowest           average            Lowest to
Year   Units  Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)        Highest (3)
----  ------  ---------------------  ---------------  ------------------  --------------  ----------------------

Focus Growth Portfolio (Class 3)
2003   1,179      5.49 to 5.59             6,577       1.55% to 1.95%          0.00%       3.00%(6) to  4.86%(6)
2002      -                  -                 -                   -              -                        -

Focus Growth and Income Portfolio (Class 3)
2003  10,294      7.34 to 7.47            76,908       1.55% to 1.95%          0.00%       5.34%(6) to  7.20%(6)
2002       -                 -                 -                   -              -                        -

Focus Value Portfolio (Class 3)
2003   1,793      9.23 to 9.37            16,771       1.55% to 1.95%          0.04%       9.36%(6) to 11.01%(6)
2002       -                 -                 -                   -              -                        -

Focus TechNet Portfolio (Class 3)
2003     127      2.77 to 2.81               354       1.55% to 1.95%          0.00%      14.71%(6) to 16.36%(6)
2002       -                 -                 -                   -              -                        -

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

4)   For Period from October 4, 2001 (effective date) to April 30, 2002.

5)   For Period from December 10, 2001 (effective date) to April 30, 2002.

6)   For Period from November 11, 2002 (effective date) to April 30, 2003.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:

               The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003.


               The financial statements of Variable Annuity Account Five at April 30, 2003, and for each of the two years in the period ended April 30, 2003.




(b)     Exhibits
----------------
(1)      Resolutions Establishing Separate Account ....................................     ++
(2)      Form of Custody Agreements ...................................................     **
(3)      (a)      Form of Distribution Contract .......................................     ***
         (b)      Form of Selling Agreement ...........................................     ++
(4)      (a)      Seasons Select Variable Annuity Group Certificate ...................     ***
         (b)      Seasons Select Individual Variable Annuity Contract .................     ***
(5)      (a)      Seasons Select Enrollment Form for Group Annuity Certificate ........     ***
         (b)      Seasons Select Application for Individual Contract ..................     ***
(6)      Depositor -- Corporate Documents
         (a)      Amendment to Articles of Incorporation Dated September 30, 2002 .....     +++++
         (b)      Amended and Restated Articles .......................................     ++++
         (c)      Amended and Restated By-Laws ........................................     +++
(7)      Reinsurance Contract .........................................................     **
(8)      Form of Seasons Series Trust Fund Participation Agreement ....................     ****
(9)      Opinion and Consent of Counsel ...............................................     ****
(10)     Consent of Independent Accountants ...........................................     *
(11)     Financial Statements Omitted from Item 23 ....................................     **
(12)     Initial Capitalization Agreement .............................................     **
(13)     Performance Computations .....................................................     +
(14)     Diagram and Listing of All Persons Directly or Indirectly Controlled By
         or Under Common Control with Anchor National Life Insurance Company, the
         Depositor of Registrant ......................................................     *
(15)     (a)      Powers of Attorney ..................................................     ++
         (b)      Power of Attorney October, 2003 .....................................     *


----------

*          Filed Herewith
**         Not Applicable
*** Incorporated by reference to Pre Effective Amendment Nos. 2 and 3 to File Nos. 333-67685 and 811-07727, filed February 1, 1999,
           Accession No. 0001047469-99-002914.
**** Incorporated by reference to Pre Effective Amendment Nos. 1 and 1 to File Nos. 333-08859 and 811-07727, filed March 11, 1997, Accession No. 0000912057-97-008516.
+ Incorporated by reference to Post Effective Amendment Nos. 2 and 6 to File Nos. 333-67685 and 811-07727, filed July 12, 1999, Accession No. 0001047469-99-027082.
++ Incorporated by reference to Post Effective Amendment Nos. 6 and 10 to File Nos. 333-67685 and 811-07727, filed June 28, 2000, Accession No. 0000912057-00-030214.
+++ Incorporated by reference to Post Effective Amendment Nos. 7 and 11 to File Nos. 333-67685 and 811-07727, filed April 9, 2001, Accession No. 0000912057-01-507539.
++++ Incorporated by reference to Post Effective Amendment Nos. 9 and 13 to File Nos. 333-67685 and 811-07727, filed April 12, 2001, Accession No. 0000950148-02-000995.

+++++ Incorporated by reference to Post Effective Amendment Nos. 11 and 15 to File Nos. 333-67685 and 811-07727, filed April 24, 2003,
           Accession No. 0000950148-03-0000978.


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial
                             Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Stewart R. Polakov*          Senior Vice President and Controller
Christine A. Nixon           Senior Vice President and Secretary
Michael J. Akers**           Senior Vice President
J. Franklin Grey             Vice President
Edward T. Texeria*           Vice President
Virginia N. Puzon            Assistant Secretary

----------

*  21650 Oxnard Street, Woodland Hills, CA 91367
** 2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 30, 2004.


Item 27. Number of Contract Owners


As of March 31, 2004 the number of Seasons Select Variable Annuity contracts funded by Variable Annuity Account Five was 4,456 of which 2,002 were qualified contracts and 2,454 were non-qualified contracts.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.




Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company -- Variable Separate Account
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Five
      First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Nine
      Presidential Life Insurance Company -- Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Equity Funds issued by AIG SunAmerica
        Asset Management Corp. (AIG SAAMCo)
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Senior Floating Rate Fund, Inc. issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
      VALIC Company I and
      VALIC Company II

(b) Directors, Officers and principal place of business:

        Officers/Directors*            Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        Debbie Potash-Turner           Senior Vice President, Chief Financial Officer &
                                       Controller
        James Nichols                  Vice President
        Thomas Lynch                   Chief Compliance Officer
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of the above officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 .

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a). file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b). include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c). deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four of the No-Action Letter.

The Registrant and its Depositor are relying on the Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement (Post-Effective Amendment No. 13 and 17; File Nos. 333-67685 and 811-07727), and has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 9th day of April, 2004.



                                   VARIABLE ANNUITY ACCOUNT FIVE

                                   (Registrant)

                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer              April 9, 2004
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                             April 9, 2004
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                             April 9, 2004
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President, Chief         April 9, 2004
-----------------------------       Financial Officer and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                             April 9, 2004
-----------------------------
Jana Waring Greer

/s/ Stewart R. Polakov*             Senior Vice President and            April 9, 2004
-----------------------------       Controller (Principal Accounting
Stewart R. Polakov                  Officer)

*/s/ Mallary L. Reznik                                                   April 9, 2004
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit                 Description
-------                 -----------
(10)                    Consent of Independent Accountants
(14)                    Diagram and Listing of All Persons Directly or
                        Indirectly Controlled By or Under Common Control with
                        AIG SunAmerica Life, the Depositor of Registrant
 15(b)                  Power of Attorney